Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 47.0%	Par	Value
Financials - 21.2%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054) (a)	$10,000,000	$9,607,581
ABN AMRO Bank NV
4.80%, 04/18/2026 (a)	47,025,000	47,002,042
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	12,250,000	12,169,517
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)	31,353,000	31,583,275
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034) (a)	22,000,000	22,301,214
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)	31,325,000	27,959,604
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	10,000,000	10,087,944
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.45%, 04/15/2027 (Callable 03/15/2027)	38,501,000	39,225,734
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,245,614
3.00%, 10/29/2028 (Callable 08/29/2028)	60,085,000	57,836,888
4.63%, 09/10/2029 (Callable 08/10/2029)	7,575,000	7,560,038
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,831,234
5.63%, 06/15/2034 (Callable 03/15/2034)	12,000,000	12,254,733
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	59,178,000	61,935,153
5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031 (Callable 05/15/2030) (a)	5,800,000	5,904,288
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	41,350,000	42,729,482
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	10,549,000	11,438,970
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,208,910
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027) (a)	8,025,000	7,774,235
6.50%, 07/18/2028 (Callable 06/18/2028) (a)	5,000,000	5,183,788
5.95%, 02/15/2029 (Callable 01/15/2029) (a)	15,500,000	15,923,691
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030 (Callable 02/15/2030) (a)	14,267,000	14,384,384
5.00%, 09/15/2030 (Callable 08/15/2030) (a)	12,000,000	11,971,423
5.75%, 10/01/2031 (Callable 08/01/2031) (a)	12,250,000	12,542,999
Ally Financial, Inc.
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (Callable 06/13/2028)	16,891,000	17,592,943
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,430,268
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	6,000,000	6,057,830
American National Global Funding
4.63%, 12/15/2028 (a)	10,000,000	9,923,216
5.55%, 01/28/2030 (a)	25,000,000	25,254,808
5.25%, 06/03/2030 (a)	11,500,000	11,453,133
4.88%, 01/23/2031 (a)	29,600,000	28,971,459
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)	8,000,000	8,082,521
6.00%, 07/15/2035 (Callable 04/15/2035)	20,000,000	19,497,722
Americold Realty Operating Partnership LP
5.60%, 05/15/2032 (Callable 03/15/2032)	27,738,000	27,439,122
5.41%, 09/12/2034 (Callable 06/12/2034)	35,000,000	33,280,632
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	7,000,000	6,140,289
Arthur J Gallagher & Co., 5.55%, 02/15/2055 (Callable 08/15/2054)	14,250,000	13,302,618
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,267,872
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,714,145
Athene Global Funding
4.83%, 05/09/2028 (a)	10,730,000	10,691,613
5.58%, 01/09/2029 (a)	15,278,000	15,418,473
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (a)	33,000,000	35,781,663
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034) (a)	70,350,000	69,258,221
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)	13,000,000	11,619,017
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	18,379,000	18,891,478
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	37,152,000	37,733,759
5.13%, 04/10/2030 (Callable 03/10/2030) (a)	10,000,000	10,052,096
6.38%, 07/15/2030 (Callable 05/15/2030) (a)	36,120,000	38,017,785
4.80%, 10/24/2030 (Callable 09/24/2030) (a)	16,279,000	16,090,990
4.88%, 01/28/2033 (Callable 11/28/2032) (a)	20,000,000	19,300,169
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027) (a)	16,000,000	16,052,664
6.38%, 05/04/2028 (Callable 04/04/2028) (a)	10,000,000	10,293,051
5.38%, 05/30/2030 (Callable 04/30/2030) (a)	12,000,000	12,130,842
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,872,408
6.61%, 11/07/2028	8,400,000	8,828,476
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	10,238,957
2.75%, 12/03/2030	5,000,000	4,478,756
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	31,415,853
6.92%, 08/08/2033	7,842,000	8,463,799
6.35%, 03/14/2034	35,000,000	36,764,420
Bank of America Corp.
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,327,520
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	19,194,557
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	15,213,584
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	11,417,279
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	10,000,000	9,959,238
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,470,247
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	32,334,237
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,906,437
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	13,750,000	12,446,680
7.75%, 05/14/2038	725,000	861,355
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	10,202,000	10,070,711
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	89,609,000	91,896,802
Bank of Montreal
5.37%, 06/04/2027	5,000,000	5,060,847
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	15,350,000	15,364,854
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	11,000,000	11,098,646
4.34% (SOFR + 0.89%), 03/19/2030 (Callable 03/19/2029)	40,000,000	39,824,678
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,920,106
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	37,455,000	33,308,642
Bank of Nova Scotia
5.40%, 06/04/2027	25,000,000	25,318,542
5.25%, 06/12/2028	7,000,000	7,140,886
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	32,000,000	32,268,655
4.25% (SOFR + 0.73%), 02/02/2030 (Callable 02/02/2029)	44,240,000	43,836,768
4.74% to 11/10/2031 then SOFR + 1.44%, 11/10/2032 (Callable 11/10/2031)	7,775,000	7,755,607
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	24,400,000	23,341,841
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	15,000,000	15,058,803
5.19%, 02/16/2028 (a)	15,000,000	15,197,720
5.79%, 07/13/2028 (a)	6,000,000	6,156,271
4.54%, 01/15/2031 (a)	32,475,000	32,025,781
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	10,000,000	9,958,600
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029 (Callable 11/11/2028)	5,466,000	5,436,015
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	8,003,000	8,223,550
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)	41,750,000	41,965,120
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	30,647,000	31,179,260
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,969,327
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	10,000,000	11,179,706
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	31,650,000	33,191,431
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	20,000,000	21,611,638
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	15,000,000	14,864,998
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	26,700,000	26,997,154
5.21% to 02/24/2036 then SOFR + 1.51%, 02/24/2037 (Callable 02/24/2036)	20,000,000	19,355,716
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054) (a)	25,675,000	25,373,000
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054) (a)	11,600,000	11,618,304
BGC Group, Inc.
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	15,810,347
6.60%, 06/10/2029 (Callable 05/10/2029)	25,000,000	25,793,255
BNP Paribas SA
4.38%, 05/12/2026 (a)	16,910,000	16,904,195
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)	16,000,000	15,381,961
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028) (a)	6,825,000	6,849,262
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	12,296,000	11,583,534
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029) (a)	47,000,000	47,715,587
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030) (a)	10,500,000	9,852,838
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030) (a)	20,000,000	20,172,639
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	25,000,000	22,668,985
4.92% to 01/15/2033 then SOFR + 1.29%, 01/15/2034 (Callable 01/15/2033) (a)	25,000,000	24,445,522
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)	5,000,000	4,471,170
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034) (a)	18,000,000	18,249,094
BPCE SA
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)	22,000,000	22,663,379
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)	26,065,000	22,977,113
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	51,889,000	45,842,222
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)	22,896,000	25,022,623
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	18,330,000	18,959,800
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	10,000,000	10,228,375
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035) (a)	12,000,000	12,269,131
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)	20,000,000	20,128,677
Broadstone Net Lease LLC, 5.00%, 11/01/2032 (Callable 09/01/2032)	4,000,000	3,934,459
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,775,179
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)	16,000,000	16,128,001
4.28% (SOFR + 0.79%), 01/29/2030 (Callable 01/29/2029)	10,250,000	10,180,921
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	5,425,000	5,431,014
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	12,000,000	12,238,453
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	15,000,000	14,936,182
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027) (a)	5,000,000	4,983,785
7.20%, 12/12/2028 (Callable 11/12/2028) (a)	25,000,000	25,972,060
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,988,452
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,878,264
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,151,006
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	10,600,000	10,960,550
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)	10,000,000	10,259,161
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	18,250,000	17,573,043
4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031 (Callable 09/11/2030)	13,000,000	12,764,242
5.27% to 05/10/2032 then SOFR + 2.37%, 05/10/2033 (Callable 05/10/2032)	18,775,000	18,738,761
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	15,807,932
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	28,671,205
5.40% (SOFR + 1.51%), 01/30/2037 (Callable 01/30/2036)	14,550,000	14,257,071
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	28,280,000	28,967,895
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	33,364,709
Centene Corp.
4.25%, 12/15/2027 (Callable 04/16/2026)	8,118,000	7,974,431
2.45%, 07/15/2028 (Callable 05/15/2028)	27,000,000	25,145,060
4.63%, 12/15/2029 (Callable 05/01/2026)	24,388,000	23,151,099
3.38%, 02/15/2030 (Callable 04/16/2026)	4,175,000	3,771,436
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,763,593
2.50%, 03/01/2031 (Callable 12/01/2030)	74,850,000	62,810,619
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,526,663
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030 (Callable 05/18/2030) (a)	8,000,000	8,127,407
5.13%, 01/27/2032 (Callable 12/27/2031) (a)	10,000,000	9,920,624
6.20%, 06/18/2035 (Callable 03/18/2035) (a)	5,000,000	5,115,358
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	25,694,000	25,570,138
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,611,094
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	30,000,000	29,895,911
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	9,885,692
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	6,750,000	6,793,750
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	80,000,000	73,334,412
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	10,000,000	9,886,340
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,472,718
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,343,943
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	32,000,000	32,097,482
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	23,400,000	23,289,337
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	56,813,000	58,507,821
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	37,713,655
CNA Financial Corp., 5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,450,062
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)	15,000,000	15,478,001
CNO Global Funding
5.88%, 06/04/2027 (a)	18,000,000	18,246,131
4.38%, 09/08/2028 (a)	17,650,000	17,499,528
2.65%, 01/06/2029 (a)	11,970,000	11,339,067
4.70%, 12/11/2030 (a)	40,000,000	39,463,152
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	32,454,000	29,365,887
3.78%, 03/14/2032 (a)	12,450,000	11,695,333
5.84%, 03/13/2034 (a)	8,800,000	9,074,014
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)	35,000,000	33,615,208
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031) (a)	5,500,000	4,468,029
Constellation Global Funding, 4.85%, 10/22/2030 (a)	32,500,000	31,848,536
Cooperatieve Rabobank UA
3.75%, 07/21/2026	36,000,000	35,921,239
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)	12,760,000	12,785,417
5.56% to 02/28/2028 then 1 yr. CMT Rate + 1.40%, 02/28/2029 (Callable 02/28/2028) (a)	5,301,000	5,401,780
Corebridge Global Funding
4.90%, 01/07/2028 (a)	12,000,000	12,073,665
5.20%, 01/12/2029 (a)	5,900,000	5,990,189
5.20%, 06/24/2029 (a)	6,000,000	6,078,658
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027) (a)	8,000,000	7,997,682
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)	13,000,000	13,142,262
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	15,000,000	15,615,324
3.25%, 01/14/2030 (a)	13,043,000	12,236,720
4.66% to 01/12/2031 then SOFR + 1.17%, 01/12/2032 (Callable 01/12/2031) (a)	34,200,000	33,729,768
5.51%, 07/05/2033 (a)	5,000,000	5,157,337
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	52,000,000	53,920,146
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	21,636,000	21,603,868
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)	20,800,000	21,393,041
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029) (a)	20,000,000	19,940,928
5.00% to 03/27/2031 then 1 yr. CMT Rate + 0.98%, 03/27/2032 (Callable 03/27/2031) (a)	11,000,000	11,027,362
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,080,943
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	6,000,000	5,918,188
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,000,000	26,249,198
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	8,000,000	8,037,682
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	7,020,000	7,092,453
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	1,111,000	1,131,710
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	18,750,000	17,627,300
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	46,714,000	43,412,987
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,500,000	4,980,151
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	67,758,000	61,755,935
7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034 (Callable 11/10/2032)	4,000,000	4,286,332
Deutsche Bank AG/New York NY
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	2,980,000	3,014,319
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,180,227
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	7,000,000	6,981,158
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	40,743,971
DNB Bank ASA, 4.38% to 11/04/2030 then SOFR + 1.05%, 11/04/2031 (Callable 11/04/2030) (a)	15,000,000	14,785,113
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	7,000,000	6,988,505
6.10%, 10/15/2052 (Callable 04/15/2052)	3,078,000	3,086,913
5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,559,081
5.70%, 02/15/2055 (Callable 08/15/2054)	9,000,000	8,507,068
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035) (a)	17,800,000	17,839,302
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (a)	4,620,000	4,689,767
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	1,284,000	1,275,699
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,550,892
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,726,844
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	6,218,147
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,825,146
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	14,000,000	14,052,614
5.70%, 03/14/2028 (a)	22,000,000	22,544,539
4.57%, 08/26/2030 (a)	13,800,000	13,728,333
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	4,000,602
First Citizens BancShares, Inc.
5.23% to 03/12/2030 then SOFR + 1.41%, 03/12/2031 (Callable 03/12/2030)	12,500,000	12,394,698
4.87% to 03/03/2031 then SOFR + 1.49%, 03/03/2032 (Callable 03/03/2031)	29,500,000	28,501,611
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	6,000,000	6,058,061
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046) (b)	1,850,000	555
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)	15,000,000	13,973,129
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	5,800,000	5,981,720
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)	6,800,000	6,707,400
FMR LLC
4.95%, 02/01/2033 (a)	4,235,000	4,253,505
6.50%, 12/14/2040 (a)	1,820,000	1,967,548
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (Callable 12/11/2029)	25,000,000	25,155,257
Gabx Leasing LLC, 4.63%, 04/15/2031 (Callable 03/15/2031) (a)	11,550,000	11,386,155
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,337,041
Goldman Sachs Bank USA, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	5,000,000	5,006,190
Goldman Sachs Capital I, 6.35%, 02/15/2034	125,000	130,211
Goldman Sachs Group, Inc.
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	11,000,000	10,902,729
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	17,875,000	17,633,035
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	31,050,000	30,874,800
4.15% (SOFR + 0.90%), 10/21/2029 (Callable 10/21/2028)	11,563,000	11,455,102
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	66,366,000	67,165,539
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	10,000,000	10,007,830
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	15,000,000	15,252,977
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032 (Callable 01/21/2031)	25,000,000	24,621,049
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	45,000,000	39,493,458
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,982,531
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	10,003,591
6.75%, 10/01/2037	300,000	323,603
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (Callable 07/07/2034) (a)	10,000,000	9,960,531
Grand River Funding Trust I, 6.31%, 02/15/2036 (Callable 11/15/2035) (a)	15,000,000	15,132,536
Grand River Funding Trust II, 7.28%, 02/15/2056 (Callable 08/15/2055) (a)	20,000,000	20,920,008
Guardian Life Insurance Co. of America
4.88%, 06/19/2064 (a)	6,715,000	5,661,295
3.70%, 01/22/2070 (Callable 07/22/2069) (a)	4,510,000	2,938,717
4.85%, 01/24/2077 (a)	16,363,000	13,206,054
Hanover Insurance Group, Inc., 5.50%, 09/01/2035 (Callable 06/01/2035)	13,575,000	13,457,315
Hartford Insurance Group, Inc., 6.10%, 10/01/2041	2,925,000	3,071,173
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	10,000,000	10,066,080
Henneman Trust, 6.58%, 05/15/2055 (Callable 11/15/2054) (a)	13,098,000	13,159,403
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)	7,000,000	5,881,425
High Street Funding Trust III, 5.81%, 02/15/2055 (Callable 08/15/2054) (a)	14,350,000	13,636,279
Horace Mann Educators Corp., 4.70%, 10/01/2030 (Callable 09/01/2030)	19,200,000	18,895,146
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034) (a)	10,000,000	9,361,495
Host Hotels & Resorts LP
5.70%, 06/15/2032 (Callable 04/15/2032)	20,000,000	20,464,395
5.70%, 07/01/2034 (Callable 04/01/2034)	15,000,000	15,156,453
5.50%, 04/15/2035 (Callable 01/15/2035)	4,000,000	3,968,548
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	4,014,000	4,046,442
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	22,654,000	21,838,456
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	15,635,577
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	15,000,000	15,109,351
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	20,000,000	20,109,264
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,172,409
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	19,457,026
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	10,000,000	9,465,926
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,675,108
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	10,000,000	10,181,507
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	10,200,000	10,315,265
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	31,529,000	28,355,799
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)	12,000,000	12,335,289
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	8,150,000	8,237,594
5.95%, 03/15/2034 (Callable 12/15/2033)	30,000,000	30,593,434
5.55%, 05/01/2035 (Callable 02/01/2035)	8,925,000	8,825,110
8.15%, 06/15/2038	8,983,000	10,511,472
Huntington Bancshares, Inc.
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	8,327,000	8,638,587
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	13,000,000	13,197,021
4.62% to 01/28/2031 then SOFR + 0.99%, 01/28/2032 (Callable 01/28/2031)	40,000,000	39,416,216
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	15,362,378
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,235,918
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)	15,000,000	13,345,043
Jackson National Life Global Funding
5.55%, 07/02/2027 (a)	20,000,000	20,183,186
4.55%, 09/09/2030 (a)	15,000,000	14,694,857
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (Callable 11/01/2027) (a)	1,500,000	1,483,333
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	20,000,000	19,940,426
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	14,625,000	14,637,663
6.45%, 06/08/2027	1,300,000	1,323,924
5.88%, 07/21/2028 (Callable 06/21/2028)	26,171,000	26,722,410
4.15%, 01/23/2030	30,200,000	29,115,298
6.20%, 04/14/2034 (Callable 01/14/2034)	23,000,000	23,455,674
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,863,154
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	55,000,000	55,369,678
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	25,000,000	24,994,705
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	50,175,854
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	16,700,000	16,842,231
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	18,000,000	17,126,917
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	28,185,265
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,402,487
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,554,906
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	13,500,000	14,061,399
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	7,175,000	7,263,845
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	5,725,000	5,662,205
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (a)	26,451,000	27,031,668
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)	29,995,000	30,190,128
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,416,545
Keybank National Association, 3.40%, 05/20/2026	21,575,000	21,542,951
Liberty Mutual Group, Inc.
6.50%, 03/15/2035 (a)	750,000	792,137
3.95%, 10/15/2050 (Callable 04/15/2050) (a)	900,000	653,214
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)	375,000	410,798
Lincoln National Corp.
2.33%, 08/15/2030 (Callable 05/15/2030)	33,383,000	29,861,935
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,817,856
5.35%, 11/15/2035 (Callable 08/15/2035)	13,000,000	12,671,154
6.30%, 10/09/2037	2,190,000	2,250,847
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)	14,250,000	14,217,384
Lloyds Banking Group PLC
3.75%, 01/11/2027	7,800,000	7,767,700
4.38%, 03/22/2028	15,000,000	14,972,255
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027) (c)	39,477,000	38,940,540
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	25,363,000	25,594,282
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	11,300,000	11,579,183
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)	10,000,000	10,326,563
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031 (Callable 11/04/2030)	14,450,000	14,246,835
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	30,823,468
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,093,475
4.00%, 03/15/2029 (Callable 05/01/2026) (a)	53,382,000	51,838,209
5.20%, 03/15/2030 (Callable 02/15/2030)	16,500,000	16,620,911
5.15%, 06/15/2030 (Callable 05/15/2030)	5,600,000	5,624,365
4.38%, 05/15/2031 (Callable 05/15/2026) (a)	4,000,000	3,826,225
6.00%, 05/20/2034 (Callable 02/20/2034)	35,556,000	36,265,404
5.75%, 06/15/2035 (Callable 03/15/2035)	8,500,000	8,466,363
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	26,406,000	28,218,940
Macquarie Airfinance Holdings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028) (a)	29,220,000	29,325,326
6.40%, 03/26/2029 (Callable 02/26/2029) (a)	20,659,000	21,405,237
5.15%, 03/17/2030 (Callable 02/17/2030) (a)	30,717,000	30,559,889
6.50%, 03/26/2031 (Callable 01/26/2031) (a)	30,605,000	32,047,805
Macquarie Bank Ltd.
3.62%, 06/03/2030 (a)	28,805,000	27,334,131
6.80%, 01/18/2033 (a)	10,000,000	10,796,891
5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035) (a)	12,000,000	11,934,446
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027) (a)	6,440,000	6,349,760
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)	16,751,000	15,031,640
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	19,560,000	17,500,725
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033) (a)	9,477,000	10,120,997
Manulife Financial Corp., 2.48%, 05/19/2027 (Callable 03/19/2027)	15,225,000	14,911,697
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)	15,000,000	10,817,809
Marex Group PLC, 6.40%, 11/04/2029 (Callable 10/04/2029)	15,000,000	15,448,065
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	3,776,544
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (a)	9,000,000	8,245,387
5.08% (3 mo. LIBOR USD + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(c)	26,000,000	23,030,810
3.73%, 10/15/2070 (a)	19,253,000	12,066,512
4.90%, 04/01/2077 (a)	13,000,000	10,273,280
MassMutual Global Funding II, 4.00%, 01/22/2029 (a)	11,000,000	10,883,855
MBIA Insurance Corp., 15.19% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(b)	700,000	1,400
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,022,239
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)	9,025,000	8,476,228
5.15%, 03/28/2033 (a)	12,656,000	12,781,146
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	24,178,502
5.20% to 01/16/2030 then 1 yr. CMT Rate + 0.78%, 01/16/2031 (Callable 01/16/2030)	12,625,000	12,830,250
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,079,242
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)	5,500,000	5,578,269
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	10,000,000	9,952,842
3.17%, 09/11/2027	22,000,000	21,643,448
4.02%, 03/05/2028	2,650,000	2,635,068
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	14,719,000	15,124,873
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	7,250,000	6,434,496
Molina Healthcare, Inc.
6.50%, 02/15/2031 (Callable 12/15/2027) (a)	13,950,000	13,714,319
6.25%, 01/15/2033 (Callable 01/15/2028) (a)	5,000,000	4,847,953
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027) (d)	22,350,000	22,087,273
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	25,654,260
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	8,586,000	8,470,975
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,109,364
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)	15,000,000	15,137,518
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	75,237,000	76,103,595
4.24% (SOFR + 0.80%), 01/09/2030 (Callable 01/09/2029)	8,000,000	7,919,268
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)	15,000,000	14,699,840
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032 (Callable 01/16/2031)	18,300,000	17,992,346
4.71% to 03/12/2031 then SOFR + 1.20%, 03/12/2032 (Callable 03/12/2031)	27,000,000	26,818,207
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	9,705,000	8,496,517
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,349,869
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,726,070
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	17,000,000	17,193,339
Mutual of Omaha Cos. Global Funding
4.75%, 10/15/2029 (a)	12,675,000	12,706,514
4.55%, 01/13/2031 (a)	78,450,000	77,483,986
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	60,200,000	54,308,174
2.99%, 05/21/2031 (a)	49,495,000	45,009,143
6.43%, 01/12/2033 (a)	12,025,000	12,838,367
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)	5,000,000	4,848,152
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035) (a)	6,000,000	6,161,662
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)	14,000,000	12,661,567
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	15,000,000	15,059,263
5.60%, 12/18/2028	20,000,000	20,602,680
4.50%, 10/10/2029	10,000,000	10,005,639
Nationwide Building Society
4.00%, 09/14/2026 (a)	63,394,000	63,222,226
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)	8,000,000	8,090,062
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(c)	26,250,000	26,068,658
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028) (a)	25,530,000	25,553,036
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(c)	24,825,000	24,266,172
5.54% to 07/14/2035 then SOFR + 1.65%, 07/14/2036 (Callable 07/14/2035) (a)	19,525,000	19,580,172
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)	17,500,000	12,961,046
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (a)	7,000,000	8,006,505
7.88%, 04/01/2033 (a)	5,600,000	6,248,550
9.38%, 08/15/2039 (a)	23,409,000	29,972,351
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	11,725,000	11,653,747
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028) (c)	5,150,000	5,185,991
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	33,439,366
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029) (c)	11,000,000	10,933,786
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	22,500,000	22,699,947
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	8,700,000	8,993,485
NatWest Markets PLC
5.42%, 05/17/2027 (a)	25,000,000	25,314,476
4.89%, 03/27/2031 (a)	35,375,000	35,448,214
New York Life Global Funding, 5.00%, 06/06/2029 (a)	11,700,000	11,891,884
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	25,105,000	27,995,757
4.45%, 05/15/2069 (Callable 11/15/2068) (a)	14,500,000	10,959,142
Nippon Life Insurance Co., 5.05%, 04/02/2033 (Callable 02/02/2033) (a)	11,725,000	11,739,376
NLG Global Funding
5.40%, 01/23/2030 (a)	9,800,000	10,021,009
4.35%, 09/15/2030 (a)	18,825,000	18,489,456
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	5,700,000	5,786,654
Nomura Holdings, Inc.
5.59%, 07/02/2027	15,000,000	15,183,254
2.17%, 07/14/2028	30,000,000	28,423,766
2.71%, 01/22/2029	9,600,000	9,116,074
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	10,000,000	10,204,036
3.85%, 06/11/2051 (Callable 12/11/2050)	12,550,000	8,804,234
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035) (a)	10,475,000	10,716,419
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061 (a)	9,700,000	6,412,494
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035 (Callable 10/15/2034)	10,000,000	9,685,650
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053) (a)	10,000,000	9,985,091
Pinnacle Financial Partners, Inc., 6.17% to 11/01/2029 then SOFR + 2.35%, 11/01/2030 (Callable 11/01/2029)	15,000,000	15,293,428
Pricoa Global Funding I
5.10%, 05/30/2028 (a)	4,700,000	4,775,613
4.65%, 08/27/2031 (a)	6,650,000	6,611,830
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027) (a)	9,000,000	8,917,429
Principal Life Global Funding II
5.10%, 01/25/2029 (a)	10,000,000	10,152,615
4.45%, 01/13/2031 (a)	65,000,000	64,110,569
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,150,194
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028) (a)	4,105,000	4,078,728
5.35%, 12/15/2035 (Callable 09/15/2035) (a)	28,300,000	27,810,126
Protective Life Global Funding, 5.22%, 06/12/2029 (a)	15,850,000	16,115,174
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	13,333,146
Realty Income Corp., 5.38%, 09/01/2054 (Callable 03/01/2054)	7,000,000	6,653,973
Regions Banks, 6.45%, 06/26/2037	3,864,000	4,065,160
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	11,506,924
Rocket Cos., Inc., 6.13%, 08/01/2030 (Callable 08/01/2027) (a)	5,000,000	5,046,135
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 05/01/2026) (a)	10,000,000	9,891,825
Sammons Financial Group Global Funding
5.05%, 01/10/2028 (a)	16,500,000	16,644,092
5.10%, 12/10/2029 (a)	11,650,000	11,763,062
4.80%, 12/12/2030 (a)	40,000,000	39,643,724
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031) (a)	25,000,000	22,951,767
Santander Holdings USA, Inc.
5.35% to 09/06/2029 then SOFR + 1.94%, 09/06/2030 (Callable 09/06/2029)	4,500,000	4,548,120
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)	15,000,000	15,688,393
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	20,000,000	19,877,073
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	10,014,000	10,332,518
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	14,960,000	14,819,679
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	3,550,000	3,651,123
5.14% to 09/22/2035 then SOFR + 1.58%, 09/22/2036 (Callable 09/22/2035)	13,925,000	13,446,870
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028) (a)	8,435,000	8,025,806
5.30%, 04/03/2029 (Callable 03/03/2029) (a)	10,000,000	10,152,170
5.70%, 07/25/2033 (Callable 04/25/2033) (a)	35,000,000	35,758,621
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	57,037,000	57,248,544
Societe Generale SA
4.25%, 08/19/2026 (a)	10,572,000	10,555,353
5.25%, 02/19/2027 (a)	18,000,000	18,111,809
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028) (a)	14,275,000	14,693,373
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028) (a)	13,975,000	14,183,773
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	7,475,000	7,642,288
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030 (Callable 04/12/2029) (a)	25,000,000	24,749,440
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030) (a)	13,575,000	13,858,249
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)	18,760,000	16,826,370
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)	4,000,000	4,130,560
3.63%, 03/01/2041 (a)	9,200,000	6,607,314
4.03% to 01/21/2042 then 1 yr. CMT Rate + 1.90%, 01/21/2043 (Callable 01/21/2042) (a)	3,600,000	2,676,574
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054) (a)	13,000,000	13,217,406
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	18,000,000	17,732,733
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027) (a)	15,000,000	15,721,515
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)	4,000,000	4,108,604
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028) (a)	15,000,000	15,221,350
4.30% to 01/13/2029 then 1 yr. CMT Rate + 0.77%, 01/13/2030 (Callable 01/13/2029) (a)	30,750,000	30,425,353
7.02% to 02/08/2029 then 1 yr. CMT Rate + 2.20%, 02/08/2030 (Callable 02/08/2029) (a)	3,000,000	3,185,077
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)	30,000,000	30,250,971
4.53% to 06/05/2031 then 1 yr. CMT Rate + 0.95%, 06/05/2032 (Callable 06/05/2031) (a)	15,000,000	14,646,002
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)	38,925,000	34,617,295
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	32,750,000	33,517,061
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035) (a)	20,000,000	21,049,569
5.40% to 08/12/2035 then 1 yr. CMT Rate + 1.20%, 08/12/2036 (Callable 08/12/2035) (a)	5,000,000	4,928,695
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	6,142,108
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	30,602,315
5.80%, 07/13/2028	10,000,000	10,302,815
5.85%, 07/13/2030	23,375,000	24,274,072
1.71%, 01/12/2031	4,008,000	3,500,883
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026) (a)	10,000,000	9,944,366
5.50%, 06/15/2028 (a)	22,195,000	22,669,968
Swedbank AB
5.41%, 03/14/2029 (a)	19,000,000	19,494,254
4.90%, 03/30/2031 (a)	19,000,000	19,075,038
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055) (a)	37,107,000	37,179,989
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	19,618,000	19,834,215
Synchrony Financial
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	42,468,150
5.15%, 03/19/2029 (Callable 12/19/2028)	35,000,000	35,084,869
5.02% (SOFR + 1.40%), 07/29/2029 (Callable 07/29/2028)	7,550,000	7,542,589
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	14,525,000	14,512,973
2.88%, 10/28/2031 (Callable 07/28/2031)	26,173,000	22,833,647
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032 (Callable 02/25/2031)	3,000,000	2,911,507
7.25%, 02/02/2033 (Callable 11/02/2032)	22,000,000	22,470,390
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	7,869,000	7,761,376
Takeoff Merger Sub, Inc.
4.85%, 03/24/2031 (Callable 02/24/2031) (a)	15,000,000	14,812,421
5.50%, 03/24/2036 (Callable 12/24/2035) (a)	12,000,000	11,821,306
Trinity Acquisition PLC, 6.13%, 08/15/2043	23,630,000	23,298,887
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	10,000,000	10,065,799
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,502,669
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	13,062,000	12,485,739
UBS AG, 4.63% to 02/16/2031 then SOFR + 1.11%, 02/16/2032 (Callable 02/16/2031)	33,350,000	33,235,233
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	10,000,000	9,892,217
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	24,750,000	24,660,407
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(c)	43,850,000	43,344,988
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028) (a)	5,000,000	5,196,380
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (Callable 04/10/2029) (a)	25,000,000	24,682,990
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030 (Callable 08/13/2029) (a)(c)	4,996,000	4,751,845
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)	20,000,000	19,568,264
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)	21,550,000	18,987,074
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031) (a)	12,500,000	11,463,451
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032) (a)	3,000,000	2,985,556
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033 (Callable 11/06/2032) (a)	21,000,000	20,655,408
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	11,780,450
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,700,852
Voya Financial, Inc.
5.00%, 09/20/2034 (Callable 06/20/2034)	8,500,000	8,273,642
5.05%, 03/02/2036 (Callable 12/02/2035)	20,000,000	19,319,179
Voya Global Funding, 4.60%, 11/24/2030 (a)	10,000,000	9,848,963
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,128,994
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	22,095,000	21,886,203
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,522,829
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	20,000,000	20,173,416
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	22,955,000	23,482,335
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,331,113
4.18% (SOFR + 0.74%), 01/23/2030 (Callable 01/23/2029)	15,000,000	14,867,097
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,590,929
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	28,696,225
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	7,125,640
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	26,276,360
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	45,913,000	47,569,061
Western-Southern Global Funding
4.25%, 01/29/2029 (a)	23,500,000	23,287,599
4.70%, 12/10/2032 (a)	48,018,000	46,763,294
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,975,827
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	3,039,049
6.82%, 11/17/2033	6,000,000	6,549,294
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,750,386
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	40,000,000	35,929,565
5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)	32,775,000	33,161,300
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	10,037,523
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	6,062,785
5.05%, 09/15/2048 (Callable 03/15/2048)	15,000,000	13,020,607
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	4,853,281
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	5,550,000	5,550,065
		9,487,892,075

Industrials - 24.6%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 06/15/2026) (a)	5,000,000	5,080,825
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 04/11/2026) (a)	500,000	485,746
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 04/11/2026) (a)	250,000	254,450
AbbVie, Inc., 4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,613,546
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (Callable 03/15/2028) (a)	1,000,000	1,023,824
Acushnet Co., 5.63%, 12/01/2033 (Callable 12/01/2028) (a)	1,000,000	992,262
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028) (a)	2,250,000	2,149,536
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,591,827
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (Callable 04/16/2026) (a)	1,500,000	1,513,032
5.38%, 03/01/2034 (Callable 03/01/2029) (a)	500,000	486,560
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,897,422
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	5,949,734
AECOM, 6.00%, 08/01/2033 (Callable 08/01/2028) (a)	25,675,000	25,646,791
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	4,000,000	4,080,868
3.75%, 01/15/2030 (Callable 10/15/2029) (a)	7,425,000	7,134,610
4.00%, 01/15/2031 (Callable 10/15/2030) (a)	10,440,000	10,014,957
3.10%, 07/15/2031 (Callable 04/15/2031) (a)	27,958,000	25,523,369
5.13%, 10/01/2034 (Callable 07/01/2034) (a)	42,125,000	41,224,927
5.25%, 10/30/2035 (Callable 07/30/2035) (a)	18,500,000	17,990,453
Albertsons Cos., Inc., 5.63%, 03/31/2032 (Callable 03/31/2028) (a)	20,000,000	19,690,322
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 03/15/2029 (Callable 05/01/2026) (a)	1,500,000	1,430,910
5.50%, 03/31/2031 (Callable 11/15/2027) (a)	3,000,000	2,966,016
6.25%, 03/15/2033 (Callable 03/15/2028) (a)	1,000,000	1,006,705
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029) (a)	6,110,000	5,805,345
2.60%, 05/27/2030 (Callable 02/27/2030) (a)	6,475,000	5,988,896
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029) (a)	6,500,000	6,131,771
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,822,559
Allison Transmission, Inc., 5.88%, 12/01/2033 (Callable 12/01/2028) (a)	3,000,000	2,981,608
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029) (a)	6,000,000	5,546,995
3.25%, 02/25/2031 (Callable 11/25/2030) (a)	10,000,000	8,389,981
Ambipar Lux Sarl
9.88%, 02/06/2031 (Callable 02/06/2027) (a)	500,000	92,500
10.88%, 02/05/2033 (Callable 02/05/2029) (a)	1,000,000	150,000
Amcor Flexibles North America, Inc., 4.25%, 03/08/2029 (Callable 02/08/2029)	14,025,000	13,896,148
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	12,500,000	12,807,634
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	26,083,762
American Tower Corp., 4.70%, 12/15/2032 (Callable 10/15/2032)	18,775,000	18,448,570
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,888,854
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,747,696
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	21,017,365
Amrize Finance US LLC
3.50%, 09/22/2026 (Callable 06/22/2026)	12,565,000	12,452,521
4.95%, 04/07/2030 (Callable 03/07/2030)	10,000,000	10,109,352
7.13%, 07/15/2036	1,500,000	1,707,920
Amsted Industries, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028) (a)	1,000,000	1,004,950
Anglo American Capital PLC
4.75%, 04/10/2027 (a)	12,033,000	12,045,709
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	11,000,000	11,000,267
5.63%, 04/01/2030 (Callable 01/01/2030) (a)	3,000,000	3,093,527
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	16,025,000	14,620,214
5.50%, 05/02/2033 (Callable 02/02/2033) (a)	12,450,000	12,596,217
5.75%, 04/05/2034 (Callable 01/05/2034) (a)	15,000,000	15,439,145
3.95%, 09/10/2050 (Callable 03/10/2050) (a)	10,000,000	7,292,137
6.00%, 04/05/2054 (Callable 10/05/2053) (a)	5,000,000	4,869,573
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	56,166,000	50,615,227
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)	9,975,000	10,133,804
Antero Midstream Partners LP / Antero Midstream Finance Corp.
6.63%, 02/01/2032 (Callable 02/01/2027) (a)	3,000,000	3,066,117
5.75%, 07/01/2034 (Callable 01/01/2029) (a)	13,500,000	13,303,328
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030) (a)	6,000,000	5,379,000
6.25%, 05/02/2034 (Callable 02/02/2034) (a)	22,187,000	23,167,710
5.63%, 09/09/2035 (Callable 06/09/2035) (a)	16,375,000	16,177,652
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029) (a)	20,575,000	20,553,518
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	14,650,000	13,616,397
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 05/01/2026) (a)	1,000,000	994,098
ArcelorMittal SA
4.25%, 07/16/2029	15,000,000	14,948,361
6.80%, 11/29/2032 (Callable 08/29/2032)	28,467,000	31,419,565
6.00%, 06/17/2034 (Callable 03/17/2034)	4,500,000	4,732,905
7.00%, 10/15/2039 (e)	11,096,000	12,065,188
6.75%, 03/01/2041 (e)	6,000,000	6,379,681
6.35%, 06/17/2054 (Callable 12/17/2053)	25,900,000	26,347,206
Arcos Dorados BV, 6.38%, 01/29/2032 (Callable 11/29/2031) (a)	12,000,000	12,330,000
Arcosa, Inc.
4.38%, 04/15/2029 (Callable 04/16/2026) (a)	3,000,000	2,894,221
6.88%, 08/15/2032 (Callable 08/15/2027) (a)	1,000,000	1,024,643
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 04/11/2026) (a)	9,000,000	8,877,293
4.25%, 11/01/2029 (Callable 04/11/2026) (a)	4,100,000	4,015,475
2.45%, 08/12/2031 (Callable 05/12/2031) (a)	23,840,000	20,953,163
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	17,450,000	17,694,467
5.55%, 05/30/2033 (Callable 02/28/2033) (a)	5,000,000	5,048,773
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	9,000,000	9,261,648
5.80%, 04/15/2034 (Callable 01/15/2034) (a)	6,700,000	6,830,590
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)	38,790,886	38,401,623
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	10,980,000	10,910,350
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	12,125,735
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,220,622
5.70%, 11/01/2054 (Callable 05/01/2054)	10,000,000	9,363,292
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	26,033,350
6.00%, 04/30/2056 (Callable 10/30/2055)	15,600,000	15,263,184
6.05%, 08/15/2056 (Callable 02/15/2056)	13,750,000	13,540,745
3.80%, 12/01/2057 (Callable 06/01/2057)	34,315,000	23,171,915
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	20,562,984
Augusta SpinCo Corp., 4.40%, 03/23/2029 (Callable 02/23/2029)	13,500,000	13,463,050
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	19,550,000	19,387,468
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	10,175,000	9,405,458
Ball Corp.
6.00%, 06/15/2029 (Callable 05/15/2026)	5,000,000	5,071,875
2.88%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,550,885
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	9,906,425
Baxter International, Inc.
2.27%, 12/01/2028 (Callable 10/01/2028)	10,229,000	9,531,807
4.45%, 02/15/2029 (Callable 01/15/2029)	12,943,000	12,780,455
5.65%, 12/15/2035 (Callable 09/15/2035)	32,325,000	31,569,366
Bayer US Finance II LLC
4.63%, 06/25/2038 (Callable 12/25/2037) (a)	12,000,000	10,714,070
4.40%, 07/15/2044 (Callable 01/15/2044) (a)	5,125,000	4,046,546
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	7,000,000	7,008,147
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 04/15/2026) (a)	13,027,000	13,028,375
5.80%, 06/15/2031 (Callable 04/15/2031)	25,775,000	26,680,094
5.65%, 01/15/2034 (Callable 10/15/2033)	15,225,000	15,570,986
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)	5,000,000	3,782,133
BMW US Capital LLC, 4.40%, 03/19/2029 (a)	11,175,000	11,154,186
Boardwalk Pipelines LP
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	29,017,916
3.60%, 09/01/2032 (Callable 06/01/2032)	15,000,000	13,820,339
5.38%, 02/15/2036 (Callable 11/15/2035)	30,000,000	29,517,254
Boeing Co., 5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	26,435,240
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,802,395
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 05/01/2026) (a)	1,000,000	973,973
4.00%, 07/01/2029 (Callable 04/11/2026) (a)	15,280,000	14,784,585
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028) (a)	1,440,000	1,404,637
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	4,800,000	4,855,204
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,589,805
Braskem Netherlands Finance BV
8.50%, 01/12/2031 (Callable 11/12/2030) (a)	10,000,000	4,743,600
8.00%, 10/15/2034 (Callable 07/15/2034) (a)	2,000,000	930,000
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,632,367
British Telecommunications PLC, 9.63%, 12/15/2030 (e)	66,379,000	79,283,178
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029) (a)	4,000,000	3,960,330
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,163,338
4.15%, 11/15/2030 (Callable 08/15/2030)	16,000,000	15,750,273
2.45%, 02/15/2031 (Callable 11/15/2030)	7,250,000	6,584,375
5.15%, 11/15/2031 (Callable 09/15/2031)	14,250,000	14,618,050
4.15%, 04/15/2032 (Callable 01/15/2032) (a)	12,000,000	11,610,022
3.47%, 04/15/2034 (Callable 01/15/2034)	10,000,000	9,004,382
3.14%, 11/15/2035 (Callable 08/15/2035) (a)	13,250,000	11,257,013
3.50%, 02/15/2041 (Callable 08/15/2040)	16,000,000	12,764,954
Builders FirstSource, Inc., 6.75%, 05/15/2035 (Callable 05/15/2030) (a)	1,000,000	999,042
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 05/15/2026)	6,613,000	6,582,172
4.90%, 04/21/2027 (Callable 03/21/2027)	7,725,000	7,765,359
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	23,602,293
3.20%, 04/21/2031 (Callable 01/01/2031)	55,139,000	51,427,929
5.25%, 04/21/2032 (Callable 01/01/2032)	22,000,000	22,329,787
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,548,202
Burlington Resources LLC, 5.95%, 10/15/2036	845,000	902,623
CACI International, Inc., 6.38%, 06/15/2033 (Callable 06/15/2028) (a)	1,000,000	1,017,926
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,411,902
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,182,864
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 04/11/2026) (a)	15,000,000	14,036,791
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,543,734
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	20,403,123
Carnival Corp.
4.00%, 08/01/2028 (Callable 05/01/2028) (a)	22,000,000	21,482,511
5.13%, 05/01/2029 (Callable 02/01/2029) (a)	20,000,000	19,855,632
Carpenter Technology Corp., 5.63%, 03/01/2034 (Callable 03/01/2029) (a)	1,000,000	990,789
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	12,845,000	12,639,592
2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	13,477,332
CBRE Services, Inc.
4.90%, 01/15/2033 (Callable 11/15/2032)	10,725,000	10,576,144
5.95%, 08/15/2034 (Callable 05/15/2034)	5,000,000	5,205,036
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	19,725,000	18,406,370
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 05/01/2026) (a)	20,000,000	18,977,483
4.50%, 08/15/2030 (Callable 05/01/2026) (a)	10,000,000	9,344,786
7.38%, 03/01/2031 (Callable 04/16/2026) (a)	17,799,000	18,118,915
7.00%, 02/01/2033 (Callable 02/01/2029) (a)	500,000	501,377
CDW LLC / CDW Finance Corp.
3.28%, 12/01/2028 (Callable 10/01/2028)	9,829,000	9,442,571
5.10%, 03/01/2030 (Callable 02/01/2030)	32,501,000	32,451,067
3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,711,262
5.55%, 08/22/2034 (Callable 05/22/2034)	18,100,000	17,787,225
Celanese US Holdings LLC, 7.33%, 07/15/2029 (Callable 05/15/2029) (e)	14,876,000	15,528,164
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)	28,000,000	22,123,465
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	10,176,020
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 05/01/2026) (a)	3,000,000	2,790,879
Charter Communications Operating LLC, 6.38%, 10/23/2035 (Callable 04/23/2035)	61,962,000	62,921,394
Charter Communications Operating LLC / Charter Communications Operating Capital
6.55%, 06/01/2034 (Callable 03/01/2034)	10,000,000	10,381,539
5.38%, 04/01/2038 (Callable 10/01/2037)	6,000,000	5,377,506
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,146,729
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,051,945
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,422,734
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	3,189,935
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,628,041
5.75%, 08/15/2034 (Callable 02/15/2034)	6,000,000	6,180,129
5.55%, 10/30/2035 (Callable 04/30/2035)	5,000,000	5,091,742
Choice Hotels International, Inc.
3.70%, 12/01/2029 (Callable 09/01/2029)	7,650,000	7,336,211
5.85%, 08/01/2034 (Callable 05/01/2034)	7,000,000	7,059,674
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)	20,000,000	17,933,826
Cia de Minas Buenaventura SAA, 6.80%, 02/04/2032 (Callable 02/04/2028) (a)	7,875,000	7,985,880
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,906,668
4.88%, 09/15/2032 (Callable 07/15/2032)	16,450,000	16,426,147
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	7,145,484
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033) (a)	10,000,000	10,644,321
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 05/01/2026) (a)	100,000	98,772
6.38%, 02/01/2031 (Callable 05/01/2026) (a)	1,000,000	1,015,576
5.75%, 10/15/2033 (Callable 10/15/2028) (a)	2,000,000	1,995,101
CNH Industrial Capital LLC, 4.75%, 03/21/2028 (Callable 02/21/2028)	10,000,000	10,041,875
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	25,847,659
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035) (a)	8,350,000	8,327,997
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,615,109
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043) (a)	5,000,000	5,220,572
6.54%, 11/15/2053 (Callable 05/15/2053) (a)	3,400,000	3,566,721
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,281,390
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	12,802,550
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,575,664
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	7,073,279
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,452,496
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	5,815,964
Commercial Metals Co.
5.75%, 11/15/2033 (Callable 11/15/2028) (a)	9,000,000	8,905,378
6.00%, 12/15/2035 (Callable 12/15/2030) (a)	1,000,000	985,845
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	18,754,001
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	6,625,000	6,161,068
Concentrix Corp.
6.60%, 08/02/2028 (Callable 07/02/2028)	69,277,000	68,853,689
6.50%, 03/01/2029 (Callable 02/01/2029)	28,600,000	27,817,722
Constellation Software, Inc., 5.16%, 02/16/2029 (Callable 01/16/2029) (a)	25,500,000	25,595,642
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	10,000,000	7,874,863
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034) (a)	10,000,000	9,597,379
4.80%, 02/01/2035 (Callable 08/01/2034) (a)	13,047,000	11,868,346
4.70%, 12/15/2042 (a)	1,670,000	1,295,085
3.60%, 06/15/2051 (Callable 12/15/2050) (a)	22,900,000	13,881,819
Crown Castle, Inc.
4.30%, 02/15/2029 (Callable 11/15/2028)	7,603,000	7,512,477
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	22,316,205
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	4,929,302
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026) (a)	15,000,000	10,639,725
CSX Corp.
6.22%, 04/30/2040	475,000	512,249
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,289,428
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	11,307,435
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,258,430
4.78%, 03/25/2038 (Callable 09/25/2037)	45,075,000	41,538,319
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	27,970,882
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	5,681,273
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	10,671,326
CVS Pass-Through Trust, 7.51%, 01/10/2032 (a)	15,372,803	16,232,610
Daimler Truck Finance North America LLC, 4.15%, 01/12/2029 (Callable 12/12/2028) (a)	15,000,000	14,789,910
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 04/11/2026) (a)	1,500,000	1,510,482
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,220,888
5.13%, 05/15/2029 (Callable 02/15/2029)	18,264,000	18,584,545
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	9,089,638
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,406,664
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,408,845
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	4,891,057
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,520,000	49,292,014
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)	7,210,000	7,319,570
5.55%, 04/01/2035 (Callable 01/01/2035)	6,982,000	7,125,279
Dignity Health, 5.27%, 11/01/2064	7,625,000	6,766,297
Discovery Global Holdings, Inc., 4.28%, 03/15/2032 (Callable 12/15/2031)	30,599,000	27,080,115
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 05/01/2026) (a)	16,211,000	15,869,927
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	10,492,000	10,336,697
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	11,988,000	11,839,578
2.38%, 09/15/2028 (Callable 07/15/2028)	60,000,000	56,342,298
Eagle Materials, Inc.
2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	13,396,822
5.00%, 03/15/2036 (Callable 12/15/2035)	7,250,000	6,941,918
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	5,500,000	5,180,291
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,547,336
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	12,111,000	12,097,965
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	15,600,000	15,640,635
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	50,400,000	52,514,568
5.04%, 03/25/2030 (Callable 02/25/2030) (a)	9,275,000	9,360,361
4.64%, 11/24/2030 (Callable 10/24/2030) (a)	16,850,000	16,612,432
Embraer Netherlands Finance BV, 5.98%, 02/11/2035 (Callable 11/11/2034)	8,000,000	8,258,000
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,213,366
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	26,658,926
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,631,332
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,696,119
4.00%, 10/01/2027 (Callable 07/01/2027)	15,000,000	14,899,928
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,633,816
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,740,392
6.00%, 02/01/2029 (Callable 05/01/2026) (a)	8,900,000	8,969,401
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	19,275,114
4.15%, 09/15/2029 (Callable 06/15/2029)	16,585,000	16,364,097
7.38%, 02/01/2031 (Callable 04/16/2026) (a)	12,297,000	12,754,613
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,270,307
5.35%, 01/15/2036 (Callable 10/15/2035)	19,350,000	19,215,613
6.63%, 10/15/2036	3,575,000	3,863,317
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	19,518,938
6.10%, 02/15/2042	1,000,000	989,743
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,626,870
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,352,072
5.40%, 10/01/2047 (Callable 04/01/2047)	7,550,000	6,708,944
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,799,504
6.20%, 04/01/2055 (Callable 10/01/2054)	5,000,000	4,854,280
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029) (a)	18,250,000	18,147,812
5.50%, 05/15/2034 (Callable 02/15/2034) (a)	6,100,000	6,248,493
5.75%, 05/19/2035 (Callable 02/19/2035) (a)	7,000,000	7,260,635
5.95%, 05/15/2054 (Callable 11/15/2053) (a)	6,000,000	5,969,733
Enpro, Inc., 6.13%, 06/01/2033 (Callable 06/01/2028) (a)	1,000,000	1,011,466
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	10,454,404
EQT Corp.
7.00%, 02/01/2030 (Callable 11/01/2029) (e)	28,813,000	30,826,330
7.50%, 06/01/2030 (Callable 12/01/2029)	8,606,000	9,371,750
4.75%, 01/15/2031 (Callable 07/15/2030)	17,900,000	17,805,748
3.63%, 05/15/2031 (Callable 05/15/2030) (a)	100,000	93,253
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,191,090
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	14,281,389
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027) (a)	500,000	521,879
Excelerate Energy LP, 8.00%, 05/15/2030 (Callable 05/15/2027) (a)	7,500,000	7,849,545
Fair Isaac Corp., 6.00%, 05/15/2033 (Callable 05/15/2028) (a)	100,000	98,122
FedEx Corp.
3.90%, 02/01/2035	7,000,000	6,402,842
4.95%, 10/17/2048 (Callable 04/17/2048)	13,500,000	11,708,340
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (Callable 02/15/2029) (a)	4,000,000	3,952,035
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	8,000,000	7,905,496
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028) (a)	37,052,000	36,891,220
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036) (a)	2,378,000	2,360,807
Fidelity National Information Services, Inc., 4.55%, 03/10/2029 (Callable 02/10/2029)	37,150,000	36,974,831
Fiserv, Inc.
3.50%, 07/01/2029 (Callable 04/01/2029)	20,804,000	19,926,148
5.35%, 03/15/2031 (Callable 01/15/2031)	9,570,000	9,664,004
5.63%, 08/21/2033 (Callable 05/21/2033)	35,000,000	35,328,026
5.45%, 03/15/2034 (Callable 12/15/2033)	2,000,000	1,990,061
5.15%, 08/12/2034 (Callable 05/12/2034)	26,800,000	26,030,765
4.40%, 07/01/2049 (Callable 01/01/2049)	12,500,000	9,451,405
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	34,000,000	30,958,127
Flex Ltd.
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,204,313
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	17,526,805
5.25%, 01/15/2032 (Callable 11/15/2031)	57,389,000	57,616,258
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	16,810,000	14,217,734
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,655,373
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,413,553
Ford Motor Credit Co. LLC
2.70%, 08/10/2026 (Callable 07/10/2026)	15,000,000	14,889,241
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,049,635
5.92%, 03/20/2028 (Callable 02/20/2028)	15,600,000	15,797,719
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	18,203,019
4.97%, 04/06/2029 (Callable 03/06/2029)	11,575,000	11,432,193
5.73%, 09/05/2030 (Callable 08/05/2030)	19,000,000	18,980,827
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031) (a)	560,000	529,113
6.13%, 04/15/2032 (Callable 01/15/2032) (a)	10,000,000	10,218,276
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	13,347,052
5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	16,570,157
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031) (a)	10,000,000	10,439,865
5.88%, 01/25/2034 (Callable 10/25/2033) (a)	3,000,000	3,037,493
6.25%, 01/25/2035 (Callable 10/25/2034) (a)	18,774,000	19,663,593
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 05/01/2026)	12,000,000	12,001,236
4.13%, 03/01/2028 (Callable 05/01/2026)	11,550,000	11,455,035
4.38%, 08/01/2028 (Callable 05/01/2026)	6,545,000	6,496,750
5.25%, 09/01/2029 (Callable 05/01/2026)	14,415,000	14,535,453
4.25%, 03/01/2030 (Callable 05/01/2026)	29,799,000	29,189,393
4.63%, 08/01/2030 (Callable 05/01/2026)	3,000,000	2,980,279
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	43,130,000	41,854,902
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	46,700,000	41,395,970
3.00%, 12/01/2031 (Callable 09/01/2031) (a)	13,625,000	12,111,158
Gartner, Inc.
3.63%, 06/15/2029 (Callable 05/01/2026) (a)	41,807,000	39,330,313
4.95%, 03/20/2031 (Callable 02/20/2031)	12,000,000	11,706,131
General Motors Co.
5.35%, 04/15/2028 (Callable 03/15/2028)	18,700,000	18,966,378
5.63%, 04/15/2030 (Callable 03/15/2030)	7,825,000	8,045,305
General Motors Financial Co., Inc.
5.40%, 04/06/2026	10,000,000	10,000,933
2.35%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,691,180
5.05%, 04/04/2028	12,500,000	12,608,517
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,244,013
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,437,862
5.55%, 07/15/2029 (Callable 06/15/2029)	14,000,000	14,322,728
4.90%, 10/06/2029 (Callable 09/06/2029)	8,000,000	8,039,857
5.45%, 07/15/2030 (Callable 06/15/2030)	10,875,000	11,131,549
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027) (a)	4,000,000	4,047,800
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026	29,775,000	29,740,165
6.00%, 06/04/2029 (Callable 05/04/2029)	36,925,000	37,993,798
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	7,500,000	7,344,707
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	9,150,000	9,118,102
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034 (Callable 02/01/2029) (a)	5,000,000	4,903,980
GFL Environmental, Inc.
3.50%, 09/01/2028 (Callable 03/01/2028) (a)	22,000,000	21,390,805
6.75%, 01/15/2031 (Callable 01/15/2027) (a)	3,000,000	3,104,482
Glencore Finance (Canada) Ltd., 6.00%, 11/15/2041 (a)	9,400,000	9,531,662
Glencore Finance Canada Ltd., 5.55%, 10/25/2042 (a)(e)	3,543,000	3,379,677
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	17,000,000	16,925,190
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	18,000,000	18,117,965
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	5,000,000	5,103,977
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	5,615,000	5,105,957
5.70%, 05/08/2033 (Callable 02/08/2033) (a)	12,500,000	12,883,351
6.50%, 10/06/2033 (Callable 07/06/2033) (a)	10,000,000	10,820,843
5.67%, 04/01/2035 (Callable 01/01/2035) (a)	22,321,000	22,803,016
3.88%, 04/27/2051 (Callable 10/27/2050) (a)	7,500,000	5,420,890
3.38%, 09/23/2051 (Callable 03/23/2051) (a)	4,000,000	2,624,307
5.89%, 04/04/2054 (Callable 10/04/2053) (a)	6,775,000	6,619,760
Global Payments, Inc.
4.80%, 04/01/2026	10,035,000	10,035,000
3.20%, 08/15/2029 (Callable 05/15/2029)	10,000,000	9,431,581
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,570,200
4.88%, 11/15/2030 (Callable 10/15/2030)	25,000,000	24,551,020
5.40%, 03/15/2033 (Callable 01/15/2033)	30,000,000	29,279,165
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028) (a)	1,000,000	1,006,129
Grand Canyon University, 5.13%, 10/01/2028 (Callable 08/01/2028)	15,854,000	15,630,305
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027) (a)	5,000,000	4,804,227
3.50%, 03/01/2029 (Callable 09/01/2028) (a)	5,000,000	4,680,944
Gruma SAB de CV
5.39%, 12/09/2034 (Callable 10/09/2034) (a)	10,000,000	9,937,006
5.76%, 12/09/2054 (Callable 06/09/2054) (a)	6,150,000	5,937,948
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)	9,575,000	8,606,769
4.70%, 11/10/2047 (Callable 05/10/2047) (a)	25,671,000	21,834,886
4.00%, 09/06/2049 (a)	19,500,000	14,866,236
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (Callable 04/23/2035) (a)	5,000,000	5,063,011
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035) (a)	10,000,000	10,247,863
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,629,505
HCA, Inc.
5.38%, 09/01/2026 (Callable 05/01/2026)	1,000,000	1,000,777
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,500,017
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	10,150,450
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,748,069
3.50%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,748,206
5.50%, 03/01/2032 (Callable 01/01/2032)	8,000,000	8,201,241
5.45%, 09/15/2034 (Callable 06/15/2034)	9,000,000	9,084,233
5.75%, 03/01/2035 (Callable 12/01/2034)	6,250,000	6,425,957
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,271,854
4.63%, 03/15/2052 (Callable 09/15/2051)	12,475,000	9,958,705
6.00%, 04/01/2054 (Callable 10/01/2053)	11,000,000	10,617,239
6.20%, 03/01/2055 (Callable 09/01/2054)	4,000,000	3,962,176
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	11,500,000	11,499,096
Herc Holdings, Inc.
6.63%, 06/15/2029 (Callable 06/15/2026) (a)	15,000,000	15,246,405
7.00%, 06/15/2030 (Callable 06/15/2027) (a)	4,000,000	4,101,476
5.75%, 03/15/2031 (Callable 03/15/2028) (a)	2,000,000	1,969,734
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 04/11/2026) (a)	10,625,000	10,693,170
6.50%, 06/01/2029 (Callable 06/01/2026) (a)	24,406,000	24,931,343
Hewlett Packard Enterprise Co.
4.15%, 09/15/2028 (Callable 08/15/2028)	19,700,000	19,542,333
4.85%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,932,572
5.60%, 10/15/2054 (Callable 04/15/2054)	32,000,000	28,565,268
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (e)	19,000,000	18,936,994
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 04/11/2026)	22,900,000	22,898,181
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,847,539
5.75%, 01/15/2031 (Callable 12/15/2030)	14,925,000	15,249,549
5.50%, 09/01/2032 (Callable 07/01/2032)	10,200,000	10,223,239
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033 (Callable 03/15/2028) (a)	3,000,000	3,018,315
5.75%, 09/15/2033 (Callable 07/01/2028) (a)	4,000,000	3,981,940
Hologic, Inc., 3.25%, 02/15/2029 (Callable 04/07/2026) (a)	21,238,000	21,201,099
HP, Inc.
3.00%, 06/17/2027 (Callable 04/17/2027)	25,000,000	24,560,806
4.00%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,877,878
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	12,000,000	11,818,725
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	11,364,136
Huntsman International LLC
2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,064,264
5.70%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,199,147
Hyatt Hotels Corp.
5.75%, 03/30/2032 (Callable 01/30/2032)	20,016,000	20,564,619
5.40%, 12/15/2035 (Callable 09/15/2035)	22,725,000	22,258,438
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	10,000,000	9,871,280
5.28%, 06/24/2027 (a)	17,350,000	17,496,606
4.88%, 11/01/2027 (a)	21,825,000	21,915,493
4.90%, 06/23/2028 (a)	19,650,000	19,734,337
5.68%, 06/26/2028 (Callable 05/26/2028) (a)	15,000,000	15,295,416
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	10,000,000	10,327,267
4.25%, 01/08/2029 (a)	19,600,000	19,385,198
5.30%, 01/08/2029 (Callable 12/08/2028) (a)	10,000,000	10,136,862
5.15%, 03/27/2030 (Callable 02/27/2030) (a)	15,000,000	15,160,100
4.50%, 09/18/2030 (Callable 08/18/2030) (a)	5,925,000	5,826,172
Icon Investments Six DAC, 5.85%, 05/08/2029 (Callable 04/08/2029)	4,550,000	4,639,250
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)	12,975,000	12,908,115
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	10,077,171
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	26,232,139
Insulet Corp., 6.50%, 04/01/2033 (Callable 04/01/2028) (a)	500,000	510,351
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,300,649
4.90%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,123,938
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,133,267
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,275,937
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (Callable 08/15/2027) (a)	4,165,000	3,994,851
5.00%, 09/26/2048 (Callable 03/26/2048)	6,090,000	5,269,094
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 04/11/2026) (a)	2,500,000	2,490,549
5.70%, 05/15/2028 (Callable 04/15/2028)	15,749,000	16,053,901
6.25%, 02/01/2029 (Callable 01/01/2029)	23,041,000	23,947,341
6.50%, 05/15/2030 (Callable 05/15/2026) (a)	2,000,000	2,041,838
6.25%, 06/01/2032 (Callable 06/01/2028) (a)	8,000,000	8,123,928
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 04/11/2026) (a)	20,303,000	20,188,280
5.00%, 07/15/2028 (Callable 04/11/2026) (a)	4,000,000	3,957,383
7.00%, 02/15/2029 (Callable 04/11/2026) (a)	10,000,000	10,192,110
5.25%, 07/15/2030 (Callable 04/11/2026) (a)	2,000,000	1,949,827
4.50%, 02/15/2031 (Callable 05/01/2026) (a)	10,000,000	9,390,429
6.25%, 01/15/2033 (Callable 12/06/2027) (a)	1,000,000	996,802
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050) (a)	14,393,000	9,773,302
4.50%, 04/08/2052 (Callable 10/08/2051) (a)	7,207,000	5,477,020
Jabil, Inc.
4.20%, 02/01/2029 (Callable 01/01/2029)	8,000,000	7,902,951
5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	10,198,322
4.75%, 02/01/2033 (Callable 12/01/2032)	12,000,000	11,684,439
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	14,000,000	14,528,606
Jacobs Solutions, Inc.
4.75%, 03/03/2031 (Callable 02/03/2031)	18,000,000	17,748,046
5.38%, 03/03/2036 (Callable 12/03/2035)	11,950,000	11,654,218
Jazz Securities DAC, 4.38%, 01/15/2029 (Callable 04/16/2026) (a)	5,000,000	4,876,399
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	22,734,131
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	6,484,031
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	3,096,721
6.75%, 03/15/2034 (Callable 12/15/2033)	24,000,000	26,396,376
5.95%, 04/20/2035 (Callable 01/20/2035)	8,000,000	8,304,511
5.63%, 03/10/2037 (Callable 12/10/2036) (a)	22,250,000	22,319,642
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	5,956,792
6.50%, 12/01/2052 (Callable 06/01/2052)	15,286,000	15,474,293
6.25%, 03/01/2056 (Callable 09/01/2055)	15,000,000	14,704,511
6.38%, 04/15/2066 (Callable 10/15/2065)	5,000,000	4,906,310
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	27,000,000	28,505,978
KB Home, 7.25%, 07/15/2030 (Callable 04/11/2026)	5,000,000	5,093,035
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 05/01/2026) (a)	3,250,000	3,383,412
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,932,973
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	8,416,000	8,244,545
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	50,245,512
5.35%, 07/30/2030 (Callable 06/30/2030)	13,625,000	13,996,871
4.95%, 10/15/2034 (Callable 07/15/2034)	5,000,000	4,947,690
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)	6,000,000	5,465,880
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,890,883
6.50%, 02/01/2037	6,785,000	7,348,142
6.95%, 01/15/2038	26,159,000	29,203,136
7.50%, 11/15/2040	27,248,000	31,584,648
Kinder Morgan, Inc.
5.15%, 06/01/2030 (Callable 05/01/2030)	12,900,000	13,198,474
8.05%, 10/15/2030	15,384,000	17,186,031
7.80%, 08/01/2031	16,174,000	18,450,854
5.85%, 06/01/2035 (Callable 03/01/2035)	5,000,000	5,239,782
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 05/01/2026) (a)	21,000,000	21,355,383
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	5,817,339
Kioxia Holdings Corp., 6.25%, 07/24/2030 (Callable 07/24/2027) (a)	89,706,000	91,152,863
Kraft Heinz Foods Co.
6.75%, 03/15/2032 (e)	10,000,000	10,775,502
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,159,017
5.00%, 06/04/2042	5,000,000	4,396,817
Kroger Co., 5.50%, 09/15/2054 (Callable 03/15/2054)	8,200,000	7,615,163
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	18,100,000	17,806,242
2.70%, 10/15/2028 (Callable 08/15/2028)	22,166,000	20,502,811
3.15%, 10/15/2031 (Callable 07/15/2031)	7,575,000	6,314,893
6.35%, 02/20/2034 (Callable 11/20/2033)	6,000,000	5,566,448
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,135,354
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	14,275,446
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	1,985,679
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	46,222,000	45,474,825
2.30%, 02/15/2031 (Callable 11/15/2030)	31,439,000	27,978,042
5.40%, 03/15/2032 (Callable 01/15/2032)	9,125,000	9,301,571
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	27,822,259
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)	7,750,000	7,842,560
LG Energy Solution Ltd.
5.50%, 07/02/2034 (a)	12,000,000	11,866,099
5.88%, 04/02/2035 (a)	12,500,000	12,486,026
5.88%, 04/02/2036 (a)	15,000,000	14,872,920
LKQ Corp.
5.75%, 06/15/2028 (Callable 05/15/2028)	8,000,000	8,142,057
6.25%, 06/15/2033 (Callable 03/15/2033)	30,275,000	31,189,442
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,534,170
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 05/01/2026) (a)	25,000,000	23,973,594
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	9,572,186
LYB International Finance III LLC
5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	10,536,396
6.15%, 05/15/2035 (Callable 02/15/2035)	10,000,000	10,292,159
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,173,463
Maple Parent Holdings Corp., 6.63%, 03/26/2056 (Callable 09/26/2055) (a)	4,000,000	3,960,907
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	3,000,000	3,009,899
5.15%, 03/01/2030 (Callable 02/01/2030)	15,375,000	15,682,285
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,388,067
Marriott International, Inc.
4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	5,057,091
4.80%, 03/15/2030 (Callable 02/15/2030)	10,000,000	10,084,855
5.35%, 03/15/2035 (Callable 12/15/2034)	10,000,000	10,065,102
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,624,810
6.25%, 05/01/2037	450,000	475,037
Masco Corp., 6.50%, 08/15/2032	15,834,000	17,067,241
MasTec, Inc.
4.50%, 08/15/2028 (Callable 05/01/2026) (a)	30,931,000	30,595,301
5.90%, 06/15/2029 (Callable 05/15/2029)	35,878,000	37,072,230
Medline Borrower LP, 3.88%, 04/01/2029 (Callable 05/01/2026) (a)	89,087,000	86,179,361
Mercedes-Benz Finance North America LLC, 4.25%, 03/10/2029 (a)	17,100,000	16,976,529
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	4,800,000	4,794,766
Methanex US Operations, Inc., 6.25%, 03/15/2032 (Callable 09/15/2031) (a)	3,000,000	3,069,198
Micron Technology, Inc., 6.05%, 11/01/2035 (Callable 08/01/2035)	13,600,000	14,674,978
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	33,714,000	33,540,226
Minera Mexico SAB de CV
5.63%, 02/12/2032 (Callable 12/12/2031) (a)	15,000,000	15,153,000
4.50%, 01/26/2050 (Callable 07/26/2049) (a)	8,000,000	6,400,000
Mineral Resources Ltd.
8.00%, 11/01/2027 (Callable 05/01/2026) (a)	8,000,000	8,102,153
9.25%, 10/01/2028 (Callable 05/01/2026) (a)	24,646,000	25,536,275
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028) (a)	6,000,000	6,412,020
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,792,956
Moog, Inc., 5.50%, 10/15/2034 (Callable 04/15/2029) (a)	250,000	250,785
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	11,101,000	11,219,014
MPLX LP
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,499,902
5.00%, 03/01/2033 (Callable 12/01/2032)	4,425,000	4,400,151
5.50%, 06/01/2034 (Callable 03/01/2034)	16,800,000	16,972,894
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	7,976,295
5.95%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,617,689
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,046,942
MSCI, Inc.
4.00%, 11/15/2029 (Callable 05/01/2026) (a)	17,403,000	16,903,691
3.63%, 09/01/2030 (Callable 05/01/2026) (a)	8,875,000	8,388,633
3.88%, 02/15/2031 (Callable 05/01/2026) (a)	26,900,000	25,428,429
3.63%, 11/01/2031 (Callable 11/01/2026) (a)	10,000,000	9,250,841
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 05/01/2026) (a)	500,000	481,698
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,974,275
5.40%, 11/29/2043 (Callable 05/29/2043)	10,000,000	8,458,827
National Fuel Gas Co., 5.50%, 03/15/2030 (Callable 02/15/2030)	10,600,000	10,843,329
Newell Brands, Inc.
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	5,024,445
6.38%, 05/15/2030 (Callable 02/15/2030)	500,000	479,957
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	42,204,000	42,290,071
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (Callable 07/15/2028) (a)	10,000,000	9,139,247
7.05%, 09/15/2028 (Callable 08/15/2028) (a)	5,000,000	5,077,949
5.55%, 09/13/2029 (Callable 08/13/2029) (a)	58,055,000	55,961,490
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027) (a)	10,000,000	9,723,130
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	12,900,000	12,870,856
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,549,588
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	11,800,000	7,459,707
NOVA Chemicals Corp., 7.00%, 12/01/2031 (Callable 12/01/2027) (a)	1,000,000	1,058,478
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	4,129,065
Novelis Corp.
6.88%, 01/30/2030 (Callable 01/30/2027) (a)	3,000,000	3,026,013
6.38%, 08/15/2033 (Callable 08/15/2028) (a)	7,000,000	6,866,249
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)	10,000,000	9,976,725
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	6,003,312
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	32,359,195
5.65%, 05/15/2033 (Callable 02/15/2033)	28,950,000	29,683,513
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	15,533,000	15,396,572
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	13,230,731
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	22,620,979
7.50%, 05/01/2031	20,063,000	22,330,480
7.88%, 09/15/2031	12,790,000	14,520,282
5.55%, 10/01/2034 (Callable 07/01/2034)	12,775,000	12,991,677
6.45%, 09/15/2036	7,125,000	7,613,055
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	31,004,450
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028) (a)	10,000,000	9,782,259
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,893,771
5.65%, 09/01/2034 (Callable 06/01/2034)	6,250,000	6,357,713
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,694,117
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	46,000,000	45,210,524
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,182,799
4.30%, 07/08/2034 (Callable 01/08/2034)	14,782,000	13,108,034
3.90%, 05/15/2035 (Callable 11/15/2034)	13,143,000	11,127,203
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,214,497
6.55%, 02/04/2046 (Callable 08/04/2045)	15,000,000	13,994,341
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,168,278
6.90%, 11/09/2052 (Callable 05/09/2052)	29,065,000	27,441,098
Orange SA
9.00%, 03/01/2031 (e)	33,426,000	39,507,244
5.00%, 01/13/2036 (Callable 10/13/2035) (a)	15,000,000	14,733,415
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029) (a)	5,000,000	4,454,124
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,286,038
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,980,413
7.00%, 12/01/2036 (e)	13,205,000	14,716,615
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)	10,000,000	10,050,428
PBF Holding Co. LLC / PBF Finance Corp., 9.88%, 03/15/2030 (Callable 03/15/2027) (a)	12,000,000	12,863,508
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	15,000,000	15,248,886
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	30,000,000	30,871,664
5.35%, 03/30/2029 (Callable 02/28/2029) (a)	7,500,000	7,628,087
5.25%, 07/01/2029 (Callable 06/01/2029) (a)	12,800,000	12,985,867
6.20%, 06/15/2030 (Callable 04/15/2030) (a)	6,000,000	6,316,251
4.55%, 01/15/2031 (Callable 12/15/2030) (a)	23,600,000	23,342,179
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027) (a)	500,000	500,923
Perrigo Finance Unlimited Co.
5.15%, 06/15/2030 (Callable 03/15/2030) (e)	25,250,000	22,794,239
6.13%, 09/30/2032 (Callable 09/30/2027)	5,000,000	4,562,154
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	10,989,801
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,379,020
5.88%, 05/01/2042	5,000,000	5,008,597
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	12,550,000	11,971,346
4.95%, 03/15/2035 (Callable 12/15/2034)	13,000,000	12,800,193
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,684,403
Phinia, Inc.
6.75%, 04/15/2029 (Callable 05/01/2026) (a)	100,000	101,805
6.63%, 10/15/2032 (Callable 10/15/2027) (a)	1,000,000	1,016,391
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	17,733,993
6.88%, 05/15/2034 (Callable 02/15/2034)	31,502,000	34,008,394
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,676,915
Polaris, Inc.
6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	15,709,422
5.60%, 03/01/2031 (Callable 02/01/2031)	15,000,000	14,865,643
POSCO, 5.75%, 01/17/2028 (a)	5,000,000	5,099,822
POSCO Holdings, Inc., 5.13%, 05/07/2030 (a)	21,000,000	21,181,557
Post Holdings, Inc., 6.50%, 03/15/2036 (Callable 03/15/2031) (a)	500,000	489,660
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,895,020
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 05/01/2026) (a)	2,000,000	2,040,753
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	9,275,499
5.25%, 08/09/2034 (Callable 05/09/2034)	15,000,000	15,089,839
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (Callable 03/01/2028) (a)	500,000	507,001
QXO Building Products, Inc., 6.75%, 04/30/2032 (Callable 04/30/2028) (a)	3,000,000	3,059,973
Raizen Fuels Finance SA
5.70%, 01/17/2035 (Callable 10/17/2034) (a)	12,525,000	6,857,437
6.70%, 02/25/2037 (Callable 11/25/2036) (a)	5,675,000	3,064,500
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 04/11/2026) (a)	6,500,000	6,672,412
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)	56,870,000	56,008,079
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	38,340,000	39,323,441
6.30%, 02/15/2030 (Callable 12/15/2029)	26,000,000	27,242,071
6.40%, 04/15/2033 (Callable 01/15/2033)	15,332,000	16,205,765
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)	20,400,000	18,346,257
Repsol E&P Capital Markets US LLC
5.20%, 09/16/2030 (Callable 08/16/2030) (a)	16,725,000	16,866,464
5.98%, 09/16/2035 (Callable 06/16/2035) (a)	10,000,000	10,179,284
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	5,050,933
Revvity, Inc.
1.90%, 09/15/2028 (Callable 07/15/2028)	6,280,000	5,900,728
3.30%, 09/15/2029 (Callable 06/15/2029)	36,579,000	35,011,266
3.63%, 03/15/2051 (Callable 09/15/2050)	11,775,000	8,257,198
Rogers Communications, Inc., 3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,135,337
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027) (a)	18,000,000	18,177,436
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	29,600,000	29,213,190
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,133,008
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,945,430
RXO, Inc., 6.38%, 05/15/2031 (Callable 05/15/2028) (a)	7,000,000	6,716,555
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,814,192
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 (Callable 09/15/2026)	20,300,000	20,337,995
4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	21,738,020
Salesforce, Inc., 4.65%, 03/15/2029 (Callable 02/15/2029)	68,675,000	68,817,220
Samarco Mineracao SA, 9.00% (includes 5.00% PIK) 06/30/2031 (Callable 04/16/2026) (a)	13,497,623	13,280,404
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)	21,000,000	19,650,448
6.88%, 09/19/2033 (Callable 06/19/2033) (a)	9,100,000	9,907,479
5.75%, 11/13/2035 (Callable 08/13/2035) (a)	18,425,000	18,467,715
SBA Communications Corp., 3.13%, 02/01/2029 (Callable 05/01/2026)	15,821,000	14,991,518
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028) (a)	11,096,000	11,010,732
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (Callable 06/01/2027) (a)	25,000,000	25,411,000
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 04/15/2026) (a)	5,000,000	5,037,500
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 04/02/2026) (a)	1,000,000	1,012,531
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 04/16/2026)	4,000,000	3,911,837
SK hynix, Inc., 5.50%, 01/16/2029 (a)	29,860,000	30,684,084
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)	960,000	985,677
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	16,019,560
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,214,530
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029) (a)	16,566,000	16,717,273
2.63%, 09/13/2031 (Callable 06/13/2031) (a)	18,500,000	16,237,197
SNF Group SACA, 5.63%, 03/31/2031 (Callable 02/28/2031) (a)	27,325,000	27,647,435
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (Callable 09/30/2028) (a)	2,000,000	1,972,084
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)	35,647,000	36,442,304
5.90%, 04/30/2054 (Callable 10/30/2053)	8,966,000	8,759,633
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029 (Callable 09/01/2029)	16,500,000	16,606,309
5.58%, 10/01/2034 (Callable 07/01/2034)	24,530,000	24,362,216
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	22,623,688
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (Callable 05/01/2035) (a)	10,000,000	10,174,234
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (Callable 08/15/2027) (a)	1,000,000	1,000,517
6.25%, 08/01/2033 (Callable 08/01/2028) (a)	3,125,000	3,089,861
Standard Industries, Inc.
4.75%, 01/15/2028 (Callable 05/01/2026) (a)	24,408,000	24,126,859
4.38%, 07/15/2030 (Callable 05/01/2026) (a)	7,000,000	6,597,954
3.38%, 01/15/2031 (Callable 05/01/2026) (a)	5,000,000	4,481,832
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,091,898
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,496,524
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027) (a)	3,650,000	3,687,091
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,396,904
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (Callable 03/15/2028) (a)	1,000,000	1,040,097
Sunoco LP
5.63%, 03/15/2031 (Callable 09/15/2027) (a)	14,000,000	13,935,786
5.38%, 07/15/2031 (Callable 03/15/2028) (a)	1,000,000	991,966
7.25%, 05/01/2032 (Callable 05/01/2027) (a)	5,000,000	5,173,345
5.88%, 03/15/2034 (Callable 09/15/2028) (a)	5,000,000	4,944,769
5.63%, 07/15/2034 (Callable 03/15/2029) (a)	1,000,000	984,706
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 04/11/2026) (a)	10,000,000	10,202,910
Syensqo Finance America LLC
5.65%, 06/04/2029 (Callable 05/04/2029) (a)	5,020,000	5,137,723
5.85%, 06/04/2034 (Callable 03/04/2034) (a)	49,082,000	50,091,755
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	10,000,000	9,560,827
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	22,570,000	23,441,402
6.00%, 01/17/2034 (Callable 10/17/2033)	9,000,000	9,396,093
4.95%, 03/25/2036 (Callable 12/25/2035)	13,675,000	13,036,597
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	10,744,278
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	15,000,000	15,133,407
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (Callable 05/01/2026)	28,000,000	27,983,627
4.88%, 02/01/2031 (Callable 04/11/2026)	10,500,000	10,483,409
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	13,267,872
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	23,113,692
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	10,000,000	9,899,852
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	23,734,572
6.10%, 04/12/2034 (Callable 01/12/2034)	10,000,000	10,314,409
5.30%, 10/10/2035 (Callable 07/10/2035)	30,000,000	29,064,721
Telecom Italia Capital SA, 7.20%, 07/18/2036	797,000	860,694
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,752,325
7.05%, 06/20/2036	4,925,000	5,432,109
5.21%, 03/08/2047	34,108,000	29,617,293
4.90%, 03/06/2048	9,475,000	7,837,421
5.52%, 03/01/2049 (Callable 09/01/2048)	2,000,000	1,802,613
Telefonica Europe BV, 8.25%, 09/15/2030	13,750,000	15,586,527
Terex Corp., 6.25%, 10/15/2032 (Callable 10/15/2027) (a)	250,000	251,630
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	20,803,000	20,596,193
4.75%, 05/09/2027 (Callable 02/09/2027)	5,449,000	5,436,464
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,354,195
6.00%, 12/01/2032 (Callable 09/01/2032)	5,000,000	5,131,700
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	15,000,000	14,120,348
Time Warner Cable LLC
7.30%, 07/01/2038	19,829,000	20,748,575
6.75%, 06/15/2039	8,041,000	7,978,850
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)	12,522,000	12,491,855
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 04/11/2026)	5,000,000	4,845,615
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	52,075,801
3.50%, 04/15/2031 (Callable 04/15/2026)	60,000,000	56,746,717
5.13%, 05/15/2032 (Callable 03/15/2032)	9,000,000	9,129,244
4.95%, 11/15/2035 (Callable 08/15/2035)	15,000,000	14,726,324
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,790,117
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	9,735,547
Toll Road Investors Partnership II LP
0.00%, 02/15/2027 (a)(f)	32,855,000	31,230,480
0.00%, 02/15/2028 (a)(f)	6,000,000	5,255,206
0.00%, 02/15/2029 (a)(f)	940,000	785,695
0.00%, 02/15/2030 (a)(f)	2,938,000	2,341,485
0.00%, 02/15/2030 (a)(f)	2,100,000	1,610,523
0.00%, 02/15/2031 (a)(f)	5,396,000	4,032,667
0.00%, 02/15/2036 (a)(f)	12,500,000	6,647,094
TopBuild Corp.
3.63%, 03/15/2029 (Callable 05/01/2026) (a)	2,500,000	2,380,713
4.13%, 02/15/2032 (Callable 10/15/2026) (a)	1,000,000	921,581
5.63%, 01/31/2034 (Callable 09/30/2028) (a)	7,000,000	6,851,402
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,156,812
Trane Technologies Holdco, Inc., 5.75%, 06/15/2043	4,126,000	4,180,394
TransCanada PipeLines Ltd., 2.50%, 10/12/2031 (Callable 07/12/2031)	17,500,000	15,531,969
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,227,301
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 04/11/2026) (a)	5,500,000	5,566,770
6.38%, 03/01/2029 (Callable 04/11/2026) (a)	3,000,000	3,055,989
6.88%, 12/15/2030 (Callable 08/18/2026) (a)	15,000,000	15,369,720
6.63%, 03/01/2032 (Callable 03/01/2027) (a)	1,000,000	1,019,870
6.00%, 01/15/2033 (Callable 09/15/2027) (a)	11,000,000	10,993,825
6.25%, 01/31/2034 (Callable 08/31/2028) (a)	500,000	505,515
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,324,110
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 04/11/2026) (a)	5,000,000	5,125,170
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 04/01/2026) (a)	7,425,000	7,417,059
3.15%, 06/15/2031 (Callable 03/15/2031) (a)	33,975,000	30,720,271
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	15,563,000	14,046,854
TTX Co., 4.65%, 06/15/2044 (a)	7,710,000	6,684,836
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	577,396
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	4,650,000	4,184,338
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 04/11/2026)	5,000,000	4,927,260
4.88%, 01/15/2028 (Callable 04/11/2026)	5,000,000	4,978,291
6.00%, 12/15/2029 (Callable 05/01/2026) (a)	33,700,000	34,262,824
4.00%, 07/15/2030 (Callable 04/11/2026)	10,000,000	9,498,705
3.88%, 02/15/2031 (Callable 04/11/2026)	3,000,000	2,820,208
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	916,483
6.13%, 03/15/2034 (Callable 03/15/2029) (a)	21,700,000	21,973,138
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	15,808,814
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	21,896,387
5.05%, 10/15/2034 (Callable 07/15/2034)	30,000,000	28,642,398
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027) (a)	5,250,000	5,226,658
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 05/01/2026)	6,243,000	6,231,106
5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,213,448
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,736,000
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	25,339,000	24,115,532
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	33,376,640
6.88%, 11/21/2036	29,519,000	32,653,357
6.40%, 06/28/2054 (Callable 12/28/2053)	15,000,000	15,190,500
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,472,546
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	20,004,131
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027) (a)	13,084,000	13,712,202
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	29,950,000	31,329,900
5.88%, 05/22/2030 (Callable 04/22/2030) (a)	35,400,000	36,520,318
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	22,989,000	26,146,940
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (Callable 10/15/2029) (a)	28,750,000	29,406,132
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (Callable 07/15/2033) (a)	5,000,000	5,212,221
7.75%, 05/01/2035 (Callable 12/01/2034) (a)	5,000,000	5,603,890
6.75%, 01/15/2036 (Callable 07/15/2035) (a)	7,000,000	7,414,064
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	2,500,000	2,182,132
4.50%, 08/10/2033	15,710,000	15,237,658
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	752,054
4.27%, 01/15/2036	10,793,000	9,980,826
5.25%, 03/16/2037	18,225,000	18,006,350
4.81%, 03/15/2039	38,575,000	35,957,463
5.75%, 11/30/2045 (Callable 05/30/2045)	19,000,000	18,502,212
4.86%, 08/21/2046	2,500,000	2,178,113
3.70%, 03/22/2061 (Callable 09/22/2060)	5,950,000	3,964,646
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,589,680
4.00%, 06/22/2050 (Callable 12/22/2049)	22,000,000	14,418,961
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	24,344,000	24,365,999
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027) (a)	9,700,000	9,642,682
Videotron Ltd.
3.63%, 06/15/2029 (Callable 05/01/2026) (a)	22,139,000	21,427,676
5.70%, 01/15/2035 (Callable 10/15/2034) (a)	40,800,000	41,183,752
Viper Energy Partners LLC, 5.70%, 08/01/2035 (Callable 05/01/2035)	15,775,000	15,898,203
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	14,124,106
Vodafone Group PLC
7.88%, 02/15/2030	1,581,000	1,768,275
6.15%, 02/27/2037	4,934,000	5,282,364
Volkswagen Group of America Finance LLC
5.05%, 03/27/2028 (Callable 02/27/2028) (a)	15,175,000	15,270,198
4.55%, 09/11/2028 (Callable 08/11/2028) (a)	10,800,000	10,768,750
6.20%, 11/16/2028 (Callable 10/16/2028) (a)	19,000,000	19,643,979
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	25,767,393
2.95%, 04/01/2031 (Callable 01/01/2031)	32,741,000	29,771,924
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,592,293
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	426,387
Waste Management, Inc., 3.88%, 01/15/2029 (Callable 12/15/2028)	1,000,000	990,426
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030) (a)	54,200,000	54,918,327
WESCO Distribution, Inc.
5.25%, 04/15/2031 (Callable 04/15/2028) (a)	10,000,000	9,940,309
6.38%, 03/15/2033 (Callable 03/15/2028) (a)	20,300,000	20,680,869
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029) (e)	4,000,000	3,884,298
7.25%, 04/01/2030 (Callable 04/01/2027) (a)	29,267,000	30,818,649
6.15%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,609,199
5.45%, 11/15/2034 (Callable 08/15/2034)	30,350,000	30,053,196
5.25%, 02/01/2050 (Callable 08/01/2049) (e)	10,000,000	8,434,187
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	36,775,000	36,564,682
4.70%, 09/15/2028 (Callable 06/15/2028) (e)	10,205,000	10,234,928
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,617,889
Whirlpool Corp., 6.13%, 06/15/2030 (Callable 03/15/2030)	17,775,000	17,355,091
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029) (a)	2,350,000	2,407,205
5.70%, 09/30/2031 (Callable 07/30/2031) (a)	46,465,000	47,727,923
5.95%, 09/30/2034 (Callable 06/30/2034) (a)	29,499,000	30,224,744
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	134,122
7.75%, 06/15/2031	3,500,000	3,963,446
8.75%, 03/15/2032 (e)	11,275,000	13,390,419
6.30%, 04/15/2040	1,590,000	1,682,709
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,430,051
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	17,800,000	17,681,354
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	25,500,000	25,395,110
5.40%, 05/19/2030 (Callable 04/19/2030)	4,500,000	4,595,175
5.10%, 09/12/2034 (Callable 06/12/2034)	17,075,000	16,806,319
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027) (a)	10,000,000	10,296,812
WSP Global, Inc.
5.04%, 09/18/2031 (Callable 08/18/2031) (a)	32,000,000	31,722,736
5.71%, 09/18/2036 (Callable 06/18/2036) (a)	38,000,000	37,658,139
XPO, Inc.
6.25%, 06/01/2028 (Callable 04/11/2026) (a)	1,000,000	1,012,368
7.13%, 06/01/2031 (Callable 06/01/2026) (a)	500,000	515,042
7.13%, 02/01/2032 (Callable 02/01/2027) (a)	250,000	257,854
Yara International ASA, 3.80%, 06/06/2026 (Callable 05/01/2026) (a)	20,250,000	20,204,900
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030) (a)	17,225,000	16,663,160
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	961,488
5.20%, 09/15/2034 (Callable 06/15/2034)	20,000,000	19,998,346
5.75%, 11/30/2039	11,375,000	11,501,239
		10,984,817,580

Utilities - 1.2%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031) (a)	4,850,000	4,345,478
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,528,036
Arizona Public Service Co., 5.10%, 03/15/2036 (Callable 12/15/2035)	14,775,000	14,526,410
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,020,777
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,261,372
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,473,371
5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	5,977,839
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,675,657
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	1,953,446
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	13,953,855
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	12,006,810
5.10%, 03/01/2029 (Callable 02/01/2029)	8,318,000	8,458,139
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)	11,000,000	7,368,810
6.10%, 09/15/2053 (Callable 03/15/2053)	8,400,000	8,423,883
5.80%, 06/15/2054 (Callable 12/15/2053)	10,000,000	9,574,562
Duke Energy Indiana LLC, 4.95%, 03/15/2036 (Callable 12/15/2035)	5,000,000	4,922,268
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030) (a)	8,775,000	7,986,335
ENEL Finance International NV
3.50%, 04/06/2028 (a)	7,000,000	6,864,913
7.50%, 10/14/2032 (Callable 07/14/2032) (a)	20,000,000	22,519,556
5.00%, 09/30/2035 (Callable 06/30/2035) (a)	13,000,000	12,607,059
6.00%, 10/07/2039 (a)	4,286,000	4,347,266
4.75%, 05/25/2047 (a)	54,084,000	44,691,569
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029) (a)	3,000,000	2,789,984
Entergy Mississippi LLC, 5.05%, 04/15/2036 (Callable 01/15/2036)	6,325,000	6,232,443
Essential Utilities, Inc., 5.25%, 08/15/2035 (Callable 05/15/2035)	7,000,000	6,990,490
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034) (a)	9,100,000	9,290,904
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,870,257
5.10%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,286,278
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,774,078
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	10,300,000	10,183,937
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,874,390
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,534,495
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)	15,000,000	14,414,349
Fortis, Inc., 3.06%, 10/04/2026 (Callable 07/04/2026)	8,762,000	8,700,643
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053) (a)	11,000,000	10,676,563
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028 (a)	5,000,000	4,925,478
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034) (a)	14,000,000	14,391,990
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,373,545
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)	10,600,000	9,512,016
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,119,011
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053) (a)	8,005,000	7,517,168
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,296,695
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	20,043,820
3.95%, 03/30/2048 (Callable 09/30/2047)	11,775,000	8,832,196
5.85%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,777,066
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030) (a)	5,300,000	5,384,600
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)	5,000,000	5,089,310
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	8,107,014
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,547,882
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,888,564
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,403,502
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (Callable 06/01/2034)	6,400,000	6,445,329
RWE Finance US LLC
5.13%, 09/18/2035 (Callable 06/18/2035) (a)	25,000,000	24,305,117
6.25%, 04/16/2054 (Callable 10/16/2053) (a)	13,000,000	13,066,905
Southwestern Electric Power Co., 5.20%, 04/01/2036 (Callable 01/01/2036)	12,000,000	11,800,201
Vistra Operations Co. LLC, 5.35%, 01/31/2036 (Callable 10/31/2035) (a)	9,000,000	8,803,741
		525,737,372
TOTAL CORPORATE BONDS (Cost $21,504,013,118)		20,998,447,027

U.S. TREASURY SECURITIES - 23.8%	Par	Value
United States Treasury Note/Bond
3.63%, 08/15/2028	534,275,000	532,000,159
3.50%, 10/15/2028	115,100,000	114,205,277
3.50%, 03/15/2029	648,125,000	642,403,275
4.63%, 04/30/2029	554,650,000	567,216,289
2.75%, 05/31/2029	76,900,000	74,406,757
4.38%, 11/30/2030	23,725,000	24,154,089
1.88%, 02/15/2032	403,750,000	358,028,466
2.88%, 05/15/2032	302,300,000	282,721,353
4.00%, 06/30/2032	483,250,000	481,041,398
3.50%, 02/15/2033	120,000,000	115,462,500
3.38%, 05/15/2033	818,500,000	779,717,170
3.88%, 08/15/2033	60,000,000	58,940,625
4.13%, 02/15/2036	13,675,000	13,461,328
1.13%, 08/15/2040	1,032,900,000	643,908,249
1.38%, 11/15/2040	549,100,000	353,697,614
2.25%, 05/15/2041	330,000,000	240,448,827
1.75%, 08/15/2041	516,650,000	345,408,781
2.00%, 11/15/2041	275,550,000	190,560,047
2.38%, 02/15/2042	538,700,000	392,556,583
3.38%, 08/15/2042	707,625,000	591,060,368
3.88%, 02/15/2043	237,925,000	211,409,375
2.88%, 05/15/2043	673,225,000	517,042,058
3.88%, 05/15/2043	595,175,000	527,497,091
4.63%, 05/15/2044	384,750,000	373,132,354
2.50%, 02/15/2045	499,875,000	350,556,869
4.63%, 11/15/2045	262,350,000	253,044,773
2.88%, 05/15/2049	591,700,000	420,661,719
2.25%, 08/15/2049	96,125,000	59,788,999
2.38%, 05/15/2051	446,525,000	279,339,762
2.88%, 05/15/2052	478,750,000	332,020,603
4.75%, 11/15/2053	58,000,000	56,393,672
4.25%, 02/15/2054	512,600,000	459,177,469
TOTAL U.S. TREASURY SECURITIES (Cost $11,263,591,383)		10,641,463,899

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 14.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	148,440	147,089
Pool A93505, 4.50%, 08/01/2040	528,367	523,556
Pool A96413, 4.00%, 01/01/2041	3,442,181	3,328,682
Pool C00689, 6.50%, 12/01/2028	1,633	1,690
Pool C00785, 6.50%, 06/01/2029	765	792
Pool C03490, 4.50%, 08/01/2040	694,121	687,801
Pool C09004, 3.50%, 07/01/2042	5,472,086	5,170,387
Pool C91466, 3.00%, 07/01/2032	2,244,930	2,181,135
Pool C91568, 3.00%, 10/01/2032	1,726,851	1,676,607
Pool C91581, 3.00%, 11/01/2032	2,713,336	2,628,520
Pool C91594, 3.00%, 01/01/2033	1,330,403	1,288,900
Pool C91826, 3.00%, 05/01/2035	4,082,738	3,882,281
Pool C91852, 3.00%, 10/01/2035	3,533,999	3,371,046
Pool G04222, 5.50%, 04/01/2038	17,505	18,081
Pool G04834, 5.00%, 03/01/2036	1,244,331	1,257,307
Pool G06068, 4.00%, 10/01/2040	5,688,762	5,501,175
Pool G07304, 3.50%, 12/01/2042	5,197,683	4,914,339
Pool G07601, 3.00%, 07/01/2043	13,135,565	12,034,218
Pool G07801, 4.00%, 10/01/2044	4,740,094	4,585,804
Pool G07849, 3.50%, 05/01/2044	13,108,113	12,359,424
Pool G07921, 3.50%, 04/01/2043	19,280,448	18,217,119
Pool G07995, 5.50%, 01/01/2039	4,161,964	4,258,041
Pool G08192, 5.50%, 04/01/2037	30,548	31,563
Pool G08269, 5.50%, 05/01/2038	28,705	29,547
Pool G08372, 4.50%, 11/01/2039	488,360	483,915
Pool G08500, 3.50%, 07/01/2042	7,926,900	7,492,320
Pool G08518, 3.00%, 02/01/2043	1,874,597	1,718,853
Pool G08528, 3.00%, 04/01/2043	3,962,088	3,631,667
Pool G08534, 3.00%, 06/01/2043	3,288,729	3,013,432
Pool G08540, 3.00%, 08/01/2043	7,566,866	6,931,083
Pool G08606, 4.00%, 09/01/2044	2,469,118	2,381,498
Pool G08628, 4.00%, 02/01/2045	2,955,537	2,849,584
Pool G08681, 3.50%, 12/01/2045	2,443,652	2,295,524
Pool G08682, 4.00%, 12/01/2045	1,804,384	1,736,992
Pool G08694, 4.00%, 02/01/2046	2,176,842	2,077,616
Pool G08707, 4.00%, 05/01/2046	183,341	176,304
Pool G16501, 3.00%, 04/01/2033	3,956,645	3,847,960
Pool G30615, 3.00%, 12/01/2032	2,943,001	2,850,047
Pool G30974, 3.50%, 01/01/2034	4,362,222	4,277,342
Pool G60137, 3.50%, 02/01/2043	6,464,222	6,128,443
Pool G60393, 3.50%, 01/01/2046	13,578,311	12,765,938
Pool G60440, 3.50%, 03/01/2046	1,955,562	1,843,074
Pool G60722, 3.00%, 10/01/2046	22,221,043	20,095,142
Pool G60774, 3.00%, 10/01/2045	9,943,558	9,112,968
Pool G60785, 4.00%, 08/01/2046	3,380,366	3,257,607
Pool G60864, 3.00%, 02/01/2047	13,538,796	12,310,457
Pool G60988, 3.00%, 05/01/2047	24,821,689	22,446,974
Pool G60994, 3.50%, 01/01/2045	7,417,016	6,998,017
Pool G61195, 3.50%, 08/01/2044	9,522,232	8,984,321
Pool G61225, 4.50%, 12/01/2043	2,814,096	2,788,482
Pool G61297, 3.50%, 08/01/2047	6,490,405	6,102,128
Pool G61581, 4.00%, 08/01/2048	6,571,814	6,301,900
Pool G61849, 4.50%, 11/01/2046	20,165,636	19,982,114
Pool G67701, 3.00%, 10/01/2046	86,725,060	78,589,993
Pool G67702, 4.00%, 01/01/2047	12,802,944	12,327,385
Pool G67710, 3.50%, 03/01/2048	30,992,113	28,939,010
Pool G67712, 4.00%, 06/01/2048	21,053,986	20,282,662
Pool Q08998, 3.50%, 06/01/2042	1,482,436	1,403,004
Pool Q10378, 3.00%, 08/01/2042	5,143,079	4,718,249
Pool Q11218, 3.50%, 09/01/2042	3,370,370	3,183,507
Pool Q13205, 3.00%, 11/01/2042	17,248,057	15,823,299
Pool Q14875, 3.00%, 01/01/2043	9,677,532	8,878,104
Pool Q16455, 3.00%, 03/01/2043	6,081,936	5,578,560
Pool Q17640, 3.00%, 04/01/2043	4,379,575	4,016,393
Pool Q50031, 3.50%, 08/01/2047	17,682,026	16,364,893
Pool QB1368, 2.50%, 07/01/2050	22,445,802	19,291,706
Pool QC5811, 2.00%, 08/01/2051	11,664,076	9,605,639
Pool RA4524, 1.50%, 02/01/2051	16,735,011	12,964,236
Pool RA5077, 2.50%, 05/01/2051	19,775,304	17,023,537
Pool RB0771, 2.50%, 02/01/2042	13,345,937	11,992,219
Pool RB0788, 2.50%, 03/01/2042	17,171,250	15,440,712
Pool RB5089, 1.50%, 12/01/2040	68,837,476	58,708,688
Pool RB5090, 2.00%, 12/01/2040	54,561,022	48,142,920
Pool RB5100, 2.00%, 02/01/2041	17,217,364	15,134,492
Pool RB5110, 1.50%, 05/01/2041	32,232,845	27,332,413
Pool RB5111, 2.00%, 05/01/2041	14,558,632	12,733,092
Pool RB5138, 2.00%, 12/01/2041	83,827,585	72,853,131
Pool RD5042, 1.50%, 12/01/2030	6,560,061	6,232,400
Pool RD5044, 1.50%, 11/01/2030	9,983,519	9,492,868
Pool RD5049, 1.50%, 02/01/2031	23,620,108	22,397,206
Pool RD5075, 1.50%, 12/01/2031	4,471,443	4,202,590
Pool SB0084, 3.00%, 02/01/2032	3,340,135	3,281,482
Pool SB0463, 2.50%, 01/01/2036	19,420,698	18,360,240
Pool SB8088, 1.50%, 02/01/2036	36,259,930	32,719,366
Pool SC0157, 2.50%, 07/01/2041	30,149,513	27,185,922
Pool SC0158, 2.50%, 04/01/2041	13,355,478	12,064,684
Pool SC0208, 2.00%, 11/01/2041	29,498,586	25,683,445
Pool SD0047, 3.50%, 07/01/2045	6,144,415	5,793,001
Pool SD0295, 3.00%, 02/01/2049	23,584,592	21,429,876
Pool SD2181, 5.50%, 01/01/2053	10,770,584	10,919,259
Pool SD2446, 5.50%, 03/01/2053	39,766,311	40,497,573
Pool SD2903, 2.00%, 03/01/2051	159,244,970	129,727,824
Pool SD3008, 4.50%, 05/01/2048	11,055,696	10,941,437
Pool SD3387, 6.00%, 07/01/2053	50,875,237	52,840,284
Pool SD4112, 6.00%, 10/01/2053	22,781,638	23,613,867
Pool SD4957, 2.00%, 03/01/2051	46,399,251	37,808,605
Pool SD5044, 6.00%, 03/01/2054	39,717,468	41,085,615
Pool SD5594, 5.50%, 07/01/2053	22,870,184	23,049,605
Pool SD7516, 4.00%, 05/01/2050	38,247,694	36,544,483
Pool SD7534, 2.50%, 02/01/2051	78,778,500	67,852,469
Pool SD7541, 2.00%, 05/01/2051	58,396,091	48,137,399
Pool SD7548, 2.50%, 11/01/2051	79,096,916	68,042,852
Pool SD7553, 3.00%, 03/01/2052	65,846,003	58,820,967
Pool SD7555, 3.00%, 08/01/2052	21,012,798	18,780,126
Pool SD8316, 5.50%, 04/01/2053	44,366,168	44,734,561
Pool SD8324, 5.50%, 05/01/2053	101,733,260	102,578,005
Pool SD8331, 5.50%, 06/01/2053	19,103,980	19,258,233
Pool SE5001, 2.00%, 06/01/2052	55,534,496	45,768,671
Pool U69907, 3.50%, 03/01/2043	15,091,887	14,272,820
Pool V81992, 4.00%, 10/01/2045	4,010,316	3,856,830
Pool Z40130, 3.00%, 01/01/2046	32,950,470	30,336,782
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	1,169	1,209
Pool 252255, 6.50%, 02/01/2029	2,739	2,831
Pool 257203, 5.00%, 05/01/2028	3,175	3,189
Pool 310209, 3.50%, 08/01/2043	45,900,146	43,358,719
Pool 310210, 4.00%, 05/01/2044	49,256,438	47,844,617
Pool 310213, 3.00%, 03/01/2047	56,135,040	49,591,988
Pool 357426, 5.00%, 09/01/2033	2,475,900	2,502,193
Pool 545407, 5.50%, 01/01/2032	1,650	1,690
Pool 725025, 4.50%, 10/01/2033	4,539,807	4,496,958
Pool 725424, 5.50%, 04/01/2034	169,855	173,149
Pool 725773, 5.50%, 09/01/2034	7,949	8,112
Pool 735228, 5.50%, 02/01/2035	6,860	7,009
Pool 735382, 5.00%, 04/01/2035	290,333	292,382
Pool 735676, 5.00%, 07/01/2035	871,622	878,280
Pool 745275, 5.00%, 02/01/2036	546,549	551,676
Pool 745355, 5.00%, 03/01/2036	251,691	254,876
Pool 745418, 5.50%, 04/01/2036	814,266	840,272
Pool 889579, 6.00%, 05/01/2038	1,491,668	1,564,743
Pool 890355, 3.50%, 09/01/2041	7,533,288	7,145,831
Pool AB0110, 5.00%, 02/01/2035	4,076,848	4,121,358
Pool AB0125, 5.00%, 02/01/2035	2,734,402	2,763,919
Pool AB0731, 4.00%, 06/01/2039	2,592,915	2,541,236
Pool AB5188, 3.50%, 05/01/2042	5,267,006	4,972,116
Pool AB6492, 3.00%, 10/01/2042	17,668,118	16,188,960
Pool AB6496, 3.00%, 10/01/2042	7,089,673	6,496,115
Pool AB9374, 3.50%, 05/01/2043	6,444,626	6,065,114
Pool AB9673, 3.50%, 06/01/2043	3,420,420	3,232,808
Pool AC6794, 4.50%, 01/01/2040	2,168,057	2,145,647
Pool AD6438, 5.00%, 06/01/2040	3,021,843	3,054,019
Pool AD8522, 4.00%, 08/01/2040	229,851	222,281
Pool AE0217, 4.50%, 08/01/2040	1,069,998	1,058,937
Pool AE0218, 4.50%, 08/01/2040	2,915,151	2,885,015
Pool AE0828, 3.50%, 02/01/2041	536,693	509,312
Pool AE0949, 4.00%, 02/01/2041	91,624	87,852
Pool AE5463, 4.00%, 10/01/2040	405,167	391,488
Pool AH1107, 4.00%, 12/01/2040	1,357,674	1,311,273
Pool AH3394, 4.00%, 01/01/2041	932,289	896,656
Pool AH7007, 4.00%, 03/01/2041	1,787,115	1,714,394
Pool AI7784, 4.50%, 07/01/2041	1,362,838	1,348,744
Pool AJ1407, 4.00%, 09/01/2041	629,481	607,961
Pool AJ7680, 3.50%, 12/01/2041	695,267	658,499
Pool AJ7689, 4.00%, 12/01/2041	3,175,399	3,066,841
Pool AK2400, 4.00%, 02/01/2042	6,250,738	6,035,728
Pool AL5075, 4.50%, 01/01/2040	811,440	804,347
Pool AL5097, 4.50%, 09/01/2043	4,038,726	3,977,060
Pool AL6441, 4.00%, 02/01/2045	6,922,859	6,668,166
Pool AL6715, 4.00%, 02/01/2045	866,170	834,350
Pool AL7521, 5.00%, 06/01/2039	3,597,631	3,623,356
Pool AL7822, 4.00%, 07/01/2043	8,531,973	8,238,090
Pool AL7941, 4.00%, 12/01/2045	6,963,237	6,778,876
Pool AL8385, 4.00%, 04/01/2046	12,812,025	12,347,976
Pool AL9267, 3.00%, 10/01/2046	9,975,243	9,009,795
Pool AL9555, 4.00%, 02/01/2045	1,820,263	1,758,045
Pool AL9764, 4.50%, 02/01/2046	7,852,457	7,771,270
Pool AO2970, 3.00%, 05/01/2042	911,409	835,109
Pool AO4137, 3.50%, 06/01/2042	1,645,778	1,554,651
Pool AO8044, 3.50%, 07/01/2042	35,716,593	33,772,288
Pool AP0489, 3.50%, 08/01/2042	2,938,017	2,778,073
Pool AR9197, 3.00%, 03/01/2043	1,964,476	1,799,063
Pool AS0303, 3.00%, 08/01/2043	2,527,578	2,311,985
Pool AS4257, 4.00%, 01/01/2045	3,147,677	3,031,531
Pool AS4582, 4.00%, 03/01/2045	2,843,400	2,738,203
Pool AS6312, 4.00%, 12/01/2045	11,959,171	11,483,319
Pool AS9392, 3.50%, 04/01/2047	18,070,214	16,859,405
Pool AT0682, 3.00%, 04/01/2043	742,254	679,408
Pool AT2720, 3.00%, 05/01/2043	2,700,146	2,473,631
Pool AT2725, 3.00%, 05/01/2043	7,405,848	6,779,927
Pool AT5900, 3.00%, 06/01/2043	8,022,102	7,342,858
Pool AU1629, 3.00%, 07/01/2043	6,496,218	5,945,166
Pool AW8165, 4.00%, 01/01/2042	6,229,890	6,016,946
Pool AX5316, 4.50%, 01/01/2042	3,025,024	2,993,745
Pool AZ9565, 3.50%, 12/01/2045	3,311,034	3,109,052
Pool BF0212, 4.50%, 02/01/2041	13,471,663	13,409,686
Pool BF0231, 3.00%, 04/01/2042	17,986,660	17,150,429
Pool BF0246, 4.50%, 06/01/2051	36,657,579	36,029,402
Pool BF0534, 3.00%, 09/01/2050	6,392,268	5,746,031
Pool BM1047, 4.00%, 02/01/2045	3,293,502	3,180,045
Pool BM1155, 4.00%, 03/01/2047	8,988,392	8,635,238
Pool BM1428, 3.50%, 09/01/2043	10,099,035	9,502,097
Pool BM1753, 4.00%, 05/01/2037	12,774,227	12,534,478
Pool BM2005, 4.00%, 12/01/2047	13,690,728	13,112,055
Pool BM3108, 4.50%, 08/01/2046	7,081,735	6,986,608
Pool BM3926, 3.50%, 08/01/2037	7,477,048	7,226,722
Pool BM3972, 2.50%, 04/01/2038	16,008,562	14,916,898
Pool BM5136, 4.00%, 06/01/2046	31,366,589	30,091,078
Pool BM5387, 4.00%, 08/01/2034	30,503,643	30,102,738
Pool BM5538, 5.00%, 11/01/2048	8,549,516	8,598,479
Pool BM5803, 4.50%, 04/01/2039	4,486,488	4,487,737
Pool BM5919, 3.50%, 08/01/2043	3,039,028	2,855,797
Pool BM7089, 3.00%, 02/01/2052	70,248,594	62,058,901
Pool BP6586, 2.00%, 08/01/2035	13,933,659	12,851,072
Pool BT6857, 2.00%, 08/01/2051	8,786,192	7,232,097
Pool BV1743, 6.00%, 06/01/2055	18,443,757	19,033,174
Pool CA5146, 3.00%, 02/01/2050	49,016,751	44,007,470
Pool CA8230, 2.50%, 12/01/2050	53,077,304	45,556,763
Pool CA8868, 3.00%, 02/01/2051	34,054,580	30,616,573
Pool CB4140, 5.00%, 07/01/2052	71,872,947	71,344,120
Pool CB4632, 5.50%, 09/01/2052	47,588,895	48,114,934
Pool CB6541, 6.00%, 06/01/2053	59,558,115	61,563,369
Pool CB7443, 6.00%, 11/01/2053	32,967,527	33,848,202
Pool FA0109, 3.50%, 10/01/2051	81,297,452	75,677,783
Pool FA0795, 3.00%, 02/01/2050	13,320,083	12,087,772
Pool FA0999, 3.00%, 01/01/2049	33,136,219	30,009,026
Pool FA1022, 2.50%, 02/01/2052	81,791,485	70,386,024
Pool FA1249, 3.00%, 02/01/2050	20,835,117	18,798,257
Pool FA1277, 3.00%, 12/01/2047	21,913,787	19,845,680
Pool FA1599, 5.50%, 05/01/2055	89,105,189	90,526,231
Pool FA1990, 6.00%, 04/01/2055	52,536,280	54,484,413
Pool FA3375, 6.00%, 04/01/2055	37,332,785	38,604,742
Pool FA4822, 4.00%, 06/01/2052	37,946,985	36,213,704
Pool FM1255, 3.00%, 01/01/2048	10,181,044	9,196,219
Pool FM1402, 3.50%, 05/01/2048	25,324,928	23,640,042
Pool FM1540, 4.00%, 09/01/2049	1,640,096	1,567,666
Pool FM3031, 4.00%, 10/01/2036	2,589,969	2,557,683
Pool FM3117, 3.00%, 05/01/2050	68,724,353	61,833,987
Pool FM3612, 2.50%, 06/01/2050	9,955,928	8,533,963
Pool FM5017, 2.50%, 12/01/2050	16,697,825	14,239,523
Pool FM5397, 3.00%, 12/01/2050	32,248,567	28,884,112
Pool FM7064, 2.50%, 01/01/2051	33,210,300	28,497,916
Pool FM7615, 2.00%, 06/01/2036	25,251,149	23,271,569
Pool FM7731, 2.50%, 09/01/2050	44,744,127	38,464,937
Pool FM8215, 2.50%, 03/01/2051	37,194,691	31,913,657
Pool FM8348, 2.50%, 08/01/2051	27,287,040	23,497,120
Pool FM8804, 2.50%, 09/01/2051	73,254,406	62,854,241
Pool FM8869, 2.00%, 09/01/2036	13,184,926	12,154,477
Pool FM9283, 2.50%, 11/01/2051	27,480,011	23,563,062
Pool FM9284, 2.50%, 11/01/2051	38,137,698	32,754,783
Pool FM9294, 3.00%, 10/01/2051	26,735,429	23,889,341
Pool FM9770, 2.00%, 12/01/2051	15,286,838	12,640,417
Pool FM9771, 2.00%, 11/01/2051	18,063,440	14,866,206
Pool FM9781, 2.50%, 12/01/2051	50,822,812	43,588,465
Pool FM9873, 2.50%, 12/01/2051	98,261,136	84,293,621
Pool FM9876, 2.50%, 12/01/2051	65,077,242	56,033,165
Pool FS0176, 2.50%, 01/01/2052	88,761,889	75,658,945
Pool FS0316, 1.50%, 11/01/2041	20,735,793	17,459,909
Pool FS1789, 3.50%, 07/01/2047	23,326,164	22,011,515
Pool FS2128, 3.50%, 11/01/2049	36,218,276	34,007,094
Pool FS2648, 3.00%, 10/01/2049	15,488,131	14,192,599
Pool FS3136, 3.50%, 08/01/2048	24,149,835	22,761,220
Pool FS3220, 5.50%, 11/01/2052	14,322,907	14,473,924
Pool FS4207, 3.00%, 11/01/2048	15,360,365	14,036,341
Pool FS4654, 2.00%, 07/01/2051	95,248,412	77,573,611
Pool FS5120, 6.00%, 07/01/2053	33,814,108	35,170,358
Pool FS5208, 3.50%, 06/01/2041	55,022,396	52,212,338
Pool FS5788, 6.50%, 09/01/2053	31,655,396	33,295,803
Pool FS5832, 6.00%, 10/01/2053	26,119,018	26,759,097
Pool FS6281, 3.50%, 10/01/2045	16,919,070	15,955,004
Pool FS7499, 2.00%, 07/01/2051	68,463,868	55,719,362
Pool FS7887, 4.00%, 07/01/2052	30,670,660	29,080,107
Pool FS7969, 1.50%, 10/01/2036	31,855,813	28,844,565
Pool FS8397, 1.50%, 08/01/2037	68,293,057	61,835,664
Pool FS8579, 2.00%, 08/01/2042	89,423,686	78,009,472
Pool FS8752, 6.00%, 08/01/2054	39,704,333	41,203,216
Pool FS8771, 6.00%, 07/01/2054	31,421,048	32,130,674
Pool FS9122, 6.00%, 09/01/2054	10,467,420	10,677,732
Pool FS9401, 6.00%, 10/01/2054	66,929,250	69,192,701
Pool FS9404, 6.00%, 10/01/2054	88,074,162	91,220,908
Pool MA0461, 4.50%, 07/01/2030	563,885	564,315
Pool MA0561, 4.00%, 11/01/2040	4,521,779	4,367,247
Pool MA0949, 3.50%, 01/01/2032	7,724,026	7,576,707
Pool MA1164, 3.50%, 09/01/2042	4,920,466	4,640,393
Pool MA1237, 3.00%, 11/01/2032	1,737,172	1,675,061
Pool MA1401, 3.00%, 04/01/2033	3,083,462	2,963,694
Pool MA1432, 3.00%, 05/01/2033	3,112,844	2,994,290
Pool MA1764, 4.00%, 01/01/2034	2,878,983	2,843,599
Pool MA2019, 4.00%, 09/01/2034	4,085,609	4,028,113
Pool MA2588, 4.00%, 04/01/2036	1,811,757	1,781,277
Pool MA3183, 4.00%, 11/01/2047	2,692,009	2,578,204
Pool MA3547, 3.00%, 12/01/2033	5,312,210	5,143,938
Pool MA4047, 2.00%, 06/01/2050	65,788,750	53,635,428
Pool MA4154, 1.50%, 10/01/2035	26,471,781	23,969,649
Pool MA4157, 1.50%, 10/01/2050	8,677,649	6,732,029
Pool MA4182, 2.00%, 11/01/2050	104,494,434	85,104,341
Pool MA4202, 1.50%, 12/01/2040	19,795,976	16,883,717
Pool MA4208, 2.00%, 12/01/2050	35,394,320	28,819,108
Pool MA4282, 2.50%, 03/01/2051	20,961,554	17,812,890
Pool MA4284, 1.50%, 03/01/2031	7,396,693	6,992,947
Pool MA4308, 1.50%, 04/01/2031	10,952,636	10,376,584
Pool MA4424, 1.50%, 09/01/2031	14,225,725	13,417,492
Pool MA4448, 1.50%, 10/01/2031	22,594,360	21,271,921
Pool MA4476, 1.50%, 11/01/2031	4,496,571	4,233,516
Pool MA4501, 2.00%, 12/01/2041	56,738,757	49,313,412
Pool MA4520, 2.00%, 01/01/2042	90,694,019	78,740,592
Pool MA4569, 1.50%, 03/01/2042	7,370,366	6,173,116
Pool MA4570, 2.00%, 03/01/2042	44,836,853	38,858,474
Pool MA4842, 5.50%, 12/01/2052	87,449,759	88,318,362
Pool MA4941, 5.50%, 03/01/2053	7,538,877	7,603,778
Pool MA5039, 5.50%, 06/01/2053	14,451,775	14,571,775
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 10/25/2045)	22,415,769	21,112,980
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 07/25/2047)	22,124,756	17,841,089
Ginnie Mae I Pool
Pool 779395, 3.50%, 06/15/2042	14,740,486	13,882,909
Pool 783629, 3.00%, 08/15/2042	75,093,024	68,637,264
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041	2,445,087	2,353,306
Pool 734341, 4.50%, 04/20/2041	4,786,340	4,684,642
Pool 784106, 3.50%, 01/20/2046	10,961,180	10,317,840
Pool 784717, 3.50%, 02/20/2048	16,537,799	15,024,094
Pool 785558, 2.50%, 07/20/2051	35,796,648	30,986,372
Pool 785563, 2.50%, 07/20/2051	32,469,989	27,764,098
Pool 785575, 2.50%, 08/20/2051	69,505,216	59,170,922
Pool 786472, 4.50%, 11/20/2048	7,337,339	7,197,330
Pool 786660, 5.50%, 04/20/2053	10,536,456	10,710,507
Pool 786812, 5.50%, 07/20/2053	9,435,196	9,637,115
Pool 786910, 5.50%, 07/20/2053	18,329,553	18,605,496
Pool 787304, 6.00%, 03/20/2054	41,910,680	43,403,556
Pool 787313, 2.50%, 09/20/2051	46,147,884	39,472,878
Pool 787486, 5.50%, 05/20/2054	20,653,596	21,038,907
Pool MA0154, 3.50%, 06/20/2042	52,287,767	49,559,715
Pool MA0318, 3.50%, 08/20/2042	32,523,775	30,826,798
Pool MA0462, 3.50%, 10/20/2042	38,274,298	36,277,163
Pool MA1376, 4.00%, 10/20/2043	18,438,332	17,724,654
Pool MA3663, 3.50%, 05/20/2046	18,571,618	17,393,453
Pool MA3711, 3.00%, 06/20/2031	4,638,296	4,519,048
Pool MA4721, 4.50%, 09/20/2047	16,428,908	16,243,849
Pool MA5765, 5.00%, 02/20/2049	51,977,379	52,397,695
Pool MA8571, 6.00%, 01/20/2053	10,990,770	11,259,992
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	2,029	2,064
Pool 2701, 6.50%, 01/20/2029	1,048	1,088
Pool 3474, 6.00%, 11/20/2033	3,157	3,264
Pool 4747, 5.00%, 07/20/2040	157,800	160,801
Pool 5139, 4.00%, 08/20/2041	1,447,309	1,391,776
Pool 5202, 3.50%, 10/20/2041	2,858,217	2,709,116
Pool 5259, 4.00%, 12/20/2041	2,018,214	1,940,561
Pool 5305, 4.00%, 02/20/2042	3,752,621	3,608,231
Pool MA0155, 4.00%, 06/20/2042	3,293,856	3,167,103
Pool MA0392, 3.50%, 09/20/2042	2,170,994	2,057,716
Pool MA2753, 3.00%, 04/20/2045	3,099,510	2,815,901
Pool MA2754, 3.50%, 04/20/2045	4,295,437	4,046,620
Pool MA2827, 4.00%, 05/20/2045	4,200,864	4,030,959
Pool MA2892, 3.50%, 06/20/2045	4,312,245	4,060,226
Pool MA3173, 3.50%, 10/20/2045	14,266,466	13,428,940
Pool MA3378, 4.50%, 01/20/2046	4,066,046	4,018,374
Pool MA3598, 4.00%, 04/20/2046	5,029,819	4,817,489
Pool MA3664, 4.00%, 05/20/2046	1,878,792	1,799,373
Pool MA3873, 3.00%, 08/20/2046	8,996,753	8,155,930
Pool MA4512, 4.50%, 06/20/2047	4,916,243	4,854,796
Pool MA4588, 4.50%, 07/20/2047	3,245,191	3,202,627
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,623,310,459)		6,384,774,437

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.5%	Par	Value
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026) (a)(e)	50,169,455	50,340,001
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027) (a)(e)	40,423,530	40,183,188
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2026) (a)(g)	5,118,238	4,904,155
Series 2022-1, Class A1B, 4.27%, 12/25/2056 (Callable 04/25/2026) (a)(e)	11,500,000	10,921,978
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 05/25/2048	209,018	182,086
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.55%, 05/20/2036 (Callable 04/20/2026) (g)	591,728	520,164
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 04/28/2026) (e)	39,593	34,827
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 6.42% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 04/25/2026)	146,670	141,959
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 12/25/2046) (a)(g)	27,896,487	26,211,628
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 12/25/2056) (a)(g)	110,396,728	102,310,356
Series 2025-NQM7, Class A1, 5.46%, 07/25/2065 (Callable 07/25/2028) (a)(g)	69,326,213	69,547,364
Series 2026-NQM2, Class A1, 4.62%, 11/25/2065 (Callable 01/25/2029) (a)(g)	59,293,041	58,615,938
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.66%, 01/25/2036 (Callable 04/25/2026) (g)	246,720	229,592
Series 2007-A1, Class 2A3, 5.88%, 02/25/2037 (Callable 04/25/2026) (g)	240,317	228,885
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 12/25/2046) (a)(g)	43,988,963	40,469,384
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 10/25/2051) (a)(g)	71,900,486	64,508,181
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (Callable 10/25/2050) (a)(g)	92,859,220	82,973,845
Series 2025-RPL1, Class A1A, 3.38%, 04/25/2065 (Callable 04/25/2045) (a)(g)	21,505,057	19,293,537
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027) (a)(g)	14,492,442	13,451,909
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 04/25/2026)	1,870,215	1,708,877
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 04/25/2026)	17,787	12,466
Series 2006-AR1, Class 1A1, 5.90% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 04/25/2026)	1,994,691	1,939,702
Series 2018-RP2, Class A1, 3.21%, 02/25/2058 (Callable 08/25/2047) (a)(g)	3,931,300	3,888,550
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027) (a)(e)	19,428,266	19,474,033
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 04/25/2026)	335,921	341,661
Series 2005-11CB, Class 2A6, 5.50%, 05/25/2035	2,376,322	1,875,287
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 04/25/2026)	943,947	519,291
Series 2005-3CB, Class 2A1, 5.00%, 04/25/2026 (Callable 04/25/2026)	30,426	27,911
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 04/25/2026)	1,066,031	650,032
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 04/25/2026)	5,355,950	4,515,607
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 04/25/2026)	1,348,117	1,054,657
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2026)	329,140	145,718
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF6, 4.11%, 02/25/2036 (Callable 04/25/2026) (g)	871	865
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 04/25/2026)	118,199	103,515
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 10/25/2030	11,493	10,894
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 4.90%, 04/25/2035 (Callable 04/25/2026) (g)	3,001,876	2,892,184
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 5.69%, 06/25/2034 (Callable 04/25/2026) (g)	1,185,042	1,191,085
Series 2005-AA2, Class 2A1, 4.95%, 04/25/2035 (Callable 04/25/2026) (g)	476,538	472,600
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	77,092,247	76,243,160
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	33,447,434	32,972,698
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	55,616,290	55,377,329
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)	33,083,695	32,925,102
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	68,082,690	67,905,893
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 04/25/2041) (a)	12,799,757	12,557,012
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 11/25/2034	17,550	14,622
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 10/25/2032)	887,160	719,434
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	58,008,589	56,921,612
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.19%, 11/25/2035 (Callable 04/25/2026) (g)	1,782,862	1,440,952
Series 2006-A2, Class 2A1, 5.18%, 04/25/2036 (Callable 04/25/2026) (g)	377,922	324,592
Series 2006-A2, Class 3A3, 5.75%, 04/25/2036 (Callable 04/25/2026) (g)	414,762	374,210
Series 2007-A4, Class 2A3, 4.74%, 06/25/2037 (Callable 04/25/2026) (g)	1,505,093	1,169,873
Series 2025-NQM5, Class A1, 4.88%, 05/25/2066 (Callable 12/25/2028) (a)(g)	64,420,152	63,917,443
Series 2026-NQM1, Class A1, 4.75%, 06/25/2066 (Callable 01/25/2029) (a)(g)	29,263,051	28,951,309
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 04/25/2026)	626,272	624,439
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 04/25/2026)	427,021	428,298
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 04/25/2026)	1,080,407	677,264
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.80%, 06/25/2035 (Callable 04/25/2026) (g)	388,408	382,625
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 04/25/2036) (a)(g)	2,062,165	2,040,734
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 01/25/2037) (a)(g)	7,792,287	7,639,389
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 03/25/2032) (a)(g)	3,352,061	3,230,293
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 08/25/2031) (a)(g)	6,510,866	6,330,030
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 07/25/2033) (a)(g)	5,641,891	5,450,902
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 07/25/2035) (a)(g)	7,113,803	6,904,386
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 01/25/2034) (a)(g)	3,766,250	3,672,939
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 09/25/2041) (a)(g)	7,487,346	7,285,311
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.42%, 01/25/2062 (Callable 04/25/2026) (a)(g)	27,718,935	26,946,775
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 04/25/2026) (a)(e)	48,992,406	49,189,214
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026) (a)(e)	12,277,652	12,368,058
Series 2024-HYB1, Class A1, 3.62%, 03/25/2053 (Callable 06/25/2042) (a)(g)	18,591,037	18,607,471
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (Callable 07/25/2028) (a)(g)	92,987,089	93,276,753
Series 2026-NQM1, Class A1, 4.85%, 11/25/2065 (Callable 12/25/2028) (a)(g)	128,652,582	127,733,321
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (Callable 02/25/2029) (a)(g)	5,362,894	5,310,230
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041 (a)	72,526,450	69,853,937
Series 2024-SFR2, Class A, 3.30%, 04/17/2041 (a)	20,414,659	19,575,572
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 01/25/2032	2,415	2,403
Series 2005-QA7, Class A22, 5.31%, 07/25/2035 (Callable 04/25/2026) (g)	528,438	484,566
Series 2005-QS11, Class A2, 4.29% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 04/25/2026)	1,617,539	1,251,495
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 02/25/2028) (e)	14,782,419	4,902,069
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 03/25/2029) (e)	9,847,275	2,947,510
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 05/25/2030) (e)	278,136	66,950
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 04/25/2033) (e)	1,435,659	330,565
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062 (Callable 04/25/2026) (a)(g)	24,104,385	22,744,411
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 04/25/2042) (a)(g)	43,878,668	41,668,579
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 08/25/2030) (a)(g)	64,829,823	64,607,560
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 04/25/2026) (a)(g)	962,159	945,302
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 12/25/2030) (a)(g)	2,789,246	2,754,748
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 07/25/2039) (a)(g)	15,210,634	14,390,422
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 03/25/2032) (a)(g)	625,864	623,179
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2031) (a)(g)	3,613,656	3,503,021
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 03/25/2033) (a)(g)	24,236,959	23,295,397
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 05/25/2031) (a)(g)	17,594,559	16,055,183
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031) (a)	44,238,524	40,318,690
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 07/25/2032) (a)(g)	77,403,088	72,811,065
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 12/25/2031) (a)(g)	74,857,948	70,643,633
Series 2024-1, Class A1, 4.90%, 03/25/2064 (Callable 04/25/2031) (a)(g)	63,295,377	64,319,313
Series 2024-2, Class A1A, 4.86%, 12/25/2064 (Callable 06/25/2030) (a)(g)	94,375,150	95,838,352
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 10/25/2033) (a)(g)	95,583,639	94,753,523
Verus Securitization Trust
Series 2025-11, Class A1, 4.91%, 11/25/2070 (Callable 11/25/2028) (a)(g)	119,675,244	119,106,739
Series 2025-12, Class A1, 4.96%, 12/25/2070 (Callable 12/25/2028) (a)(g)	83,869,982	83,507,605
Series 2025-9, Class A1, 4.94%, 10/27/2070 (Callable 10/25/2028) (a)(g)	28,820,525	28,679,363
Series 2026-3, Class A1, 4.93%, 03/25/2071 (Callable 03/25/2029) (a)(g)	38,575,000	38,294,929
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 04/25/2026)	323,318	329,256
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 04/25/2026)	817,569	842,919
Series 2006-AR10, Class 1A1, 4.44%, 09/25/2036 (Callable 04/25/2026) (g)	372,609	329,345
Series 2007-HY3, Class 4A1, 4.95%, 03/25/2037 (Callable 04/25/2026) (g)	3,994,472	3,710,863
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 04/25/2026)	1,960,770	1,752,908
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 6.50%, 10/25/2036 (Callable 04/25/2026) (g)	463,033	428,015
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 04/25/2026)	716,498	669,198
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,474,185,441)		2,442,146,170

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%	Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	30,037,000	29,683,050
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	70,921,751	69,210,118
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	32,423,816	31,910,068
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	6,400,000	6,314,129
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	7,127,864
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032) (g)	32,650,000	33,972,554
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,131,243	45,417,677
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	14,693,791	15,259,741
Series 2024-5YR10, Class A2, 4.83%, 10/15/2057 (Callable 10/15/2029)	69,800,000	70,078,802
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057 (Callable 11/15/2029)	12,645,000	13,127,111
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	97,725,000	100,772,681
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058 (Callable 10/15/2030)	4,150,000	4,232,363
Series 2026-5YR21, Class A2, 5.04%, 04/15/2059 (Callable 04/15/2031)	34,950,000	35,325,021
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	7,837,000	7,768,130
Series 2024-5C29, Class A2, 4.74%, 09/15/2057 (Callable 09/15/2029)	49,677,635	49,849,873
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028) (g)	18,620,000	18,375,102
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	21,150,000	20,864,126
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	47,030,000	41,634,375
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	17,099,561
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,491,643
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028) (g)	10,025,000	10,368,987
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	48,225,000	48,404,903
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	79,487,429	81,354,192
Series 2025-V17, Class A2, 4.36%, 09/15/2058 (Callable 09/15/2030)	5,000,000	4,923,519
Series 2026-V20, Class A2, 4.70%, 02/15/2059 (Callable 02/15/2031)	52,000,000	51,924,246
Series 2026-V21, Class A3, 5.13%, 03/15/2031 (Callable 03/15/2031)	98,900,000	100,218,673
BMO Mortgage Trust
Series 2022-C1, Class A5, 3.37%, 02/15/2055 (g)	34,100,000	31,483,060
Series 2024-5C6, Class A3, 5.32%, 09/15/2057 (Callable 09/15/2029)	5,000,000	5,088,417
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (Callable 11/15/2029) (g)	5,800,000	5,956,316
Series 2025-5C10, Class A3, 5.58%, 05/15/2058 (Callable 05/15/2030)	3,639,000	3,744,450
Series 2025-5C12, Class A3, 5.18%, 10/15/2058 (Callable 10/15/2030)	71,718,000	72,812,940
Series 2025-5C9, Class A3, 5.78%, 04/15/2058 (Callable 05/15/2032) (g)	84,425,000	87,346,266
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	33,387,000	33,199,505
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	35,645,000	34,921,196
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,915,273
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027) (g)	15,959,780	15,801,809
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)	14,332,000	13,441,969
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	16,807,000	16,710,267
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	48,201,734
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	52,702,666
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	23,500,000	23,283,614
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,829,181
Series 2025-5C5, Class A2, 5.11%, 07/15/2058 (Callable 07/15/2030)	56,475,000	57,250,684
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	4,900,000	4,836,043
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028) (g)	39,100,000	38,966,305
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,264,000	31,998,960
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	5,000,000	4,730,327
Series 2020-C19, Class A2, 2.32%, 03/15/2053 (Callable 03/15/2030)	21,750,000	20,115,318
Series 2020-C19, Class A3, 2.56%, 03/15/2053 (Callable 03/15/2030)	6,000,000	5,448,503
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	14,402,969	14,257,054
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	25,225,000	24,825,464
Series 2019-GC42, Class A3, 2.75%, 09/10/2052 (Callable 09/10/2029)	5,400,000	5,103,944
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	24,620,000	23,235,738
Series 2019-GSA1, Class A3, 2.79%, 11/10/2052 (Callable 11/10/2029)	2,700,000	2,572,637
Series 2020-GC45, Class A4, 2.66%, 02/13/2053 (Callable 01/13/2030)	3,950,000	3,703,926
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	12,309,629	12,269,981
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	20,950,000	20,827,715
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	42,766,184	42,258,682
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	2,516,298	2,487,965
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 04/15/2026)	8,918,046	8,695,006
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	44,268,000	43,784,115
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	22,721,000	22,419,583
Series 2018-C8, Class A4, 4.21%, 06/15/2051 (Callable 06/15/2028)	4,070,000	4,039,513
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	9,062,000	8,973,525
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	14,093,045
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	30,055,000	29,667,411
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	77,125,000	77,686,169
Series 2025-5C2, Class A2, 4.63%, 11/15/2058 (Callable 11/15/2030)	79,412,000	78,915,238
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	17,228,100	17,036,086
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	9,240,000	9,075,381
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (g)	14,950,000	14,830,627
Series 2019-C16, Class A4, 3.60%, 04/15/2052 (Callable 04/15/2029)	2,275,000	2,198,888
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A2, 5.44%, 11/15/2057 (Callable 11/15/2029)	20,575,000	21,026,965
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,084,748,575)		2,068,477,970

ASSET-BACKED SECURITIES - 2.0%	Par	Value
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/2036 (Callable 08/15/2028) (a)	89,010,000	90,996,080
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(e)	40,125,000	40,826,550
Ford Credit Floorplan LLC
Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	31,762,000	31,798,345
Series 2025-1, Class A1, 4.63%, 04/15/2030	71,800,000	72,266,039
General Motors Co., Series 2024-2A, Class A, 5.06%, 03/15/2031 (a)	17,050,000	17,372,114
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028) (a)	85,750,000	87,239,383
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027) (a)	12,453,435	12,629,975
IPFS Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	35,035,000	35,245,669
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	26,000,000	26,286,421
Series 2025-B, Class A, 4.85%, 02/15/2030 (a)	25,575,000	25,802,321
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 10/13/2030) (a)	21,775,000	21,981,294
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 09/15/2030) (a)	6,248,545	5,591,594
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 09/15/2030) (a)	6,101,565	5,509,138
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 11/15/2030) (a)	55,283,777	50,197,625
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033) (a)	32,828,748	33,198,541
Series 2025-A, Class A, 5.02%, 07/15/2055 (Callable 01/15/2034) (a)	2,380,765	2,384,935
Series 2025-C, Class A, 4.80%, 10/15/2055 (Callable 11/15/2034) (a)	32,295,427	32,123,981
Series 2026-A, Class A, 4.50%, 01/18/2056 (Callable 04/15/2035) (a)	69,725,000	68,939,213
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029) (a)	11,895,720	11,340,853
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 05/01/2026) (a)	21,750,000	21,226,854
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)	59,585,250	60,420,522
Synchrony Bank, Series 2025-A2, Class A, 4.49%, 05/15/2031	12,525,000	12,600,955
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2026) (a)(g)	3,941,696	3,881,065
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2026) (a)(g)	5,427,249	5,342,251
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028) (a)	35,887,000	36,399,782
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029) (a)	5,150,000	5,251,403
Series 2024-6, Class A1A, 4.17%, 08/20/2030 (Callable 08/20/2027)	74,475,000	74,464,931
TOTAL ASSET-BACKED SECURITIES (Cost $886,087,043)		891,317,834

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
Federal Home Loan Mortgage Corp.
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (g)	27,749,000	27,573,923
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028) (g)	9,720,000	9,669,375
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	20,415,152
Series K151, Class A3, 3.51%, 04/25/2030 (Callable 04/25/2030)	78,938,000	76,903,626
Series K152, Class A2, 3.08%, 01/25/2031 (Callable 01/25/2031)	19,965,000	18,984,736
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 10/25/2031) (g)	17,905,000	16,816,047
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	31,575,000	31,601,233
Federal National Mortgage Association, Series 2022-M10, Class A2, 1.93%, 01/25/2032 (g)	93,173,793	82,122,328
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $290,258,436)		284,086,420

MUNICIPAL BONDS - 0.6%	Par	Value
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	9,120,000	9,413,652
Brazos Higher Education Authority, Inc.
2.08%, 04/01/2026	1,000,000	1,000,000
2.18%, 04/01/2027	1,300,000	1,274,619
2.31%, 04/01/2028	1,000,000	961,876
2.41%, 04/01/2029	2,360,000	2,231,350
2.51%, 04/01/2030	1,175,000	1,093,238
2.76%, 04/01/2040 (Callable 04/01/2030)	100,000	90,540
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,154,728
California Enterprise Development Authority, 7.00%, 08/15/2026 (Callable 07/15/2026) (a)	5,000,000	5,003,398
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	21,511,582
District of Columbia, 7.63%, 10/01/2035	10,335,000	11,041,805
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	4,555,000	4,712,675
Illinois International Port District, 5.00%, 01/01/2035 (Callable 04/22/2026) (a)	2,680,000	2,486,908
Iowa Finance Authority
7.00%, 11/01/2027 (a)	4,550,000	4,589,196
6.25%, 07/01/2054 (Callable 07/01/2033)	10,040,000	10,567,172
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	255,000	252,808
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Callable 09/01/2029) (a)	19,600,000	20,663,033
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	39,065,000	28,904,299
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,728,615
2.56%, 07/01/2031	5,000,000	4,529,401
3.78%, 07/01/2035 (Callable 07/01/2029)	3,655,000	3,423,835
Massachusetts Housing Finance Agency, 6.00%, 12/01/2054 (Callable 06/01/2033)	22,185,000	23,152,628
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 05/02/2026)	8,035,974	6,940,721
2.65%, 11/01/2046 (Callable 05/02/2026)	8,608,367	7,257,695
6.25%, 07/01/2053 (Callable 01/01/2033)	2,410,000	2,516,167
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	15,497,378
3.30%, 04/01/2032 (Callable 01/01/2032)	21,000,000	15,335,496
2.87%, 07/01/2035 (Callable 01/01/2035)	16,880,000	12,120,156
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	6,400,000	6,686,785
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	7,175,000	7,579,190
Public Finance Authority, 5.63%, 03/01/2032	8,770,000	8,594,373
Rhode Island Student Loan Authority
2.73%, 12/01/2026	1,490,000	1,476,764
2.88%, 12/01/2027	1,800,000	1,762,585
5.00%, 12/01/2028 (h)	1,265,000	1,320,369
5.00%, 12/01/2029 (h)	1,295,000	1,365,126
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,270,000	11,510,904
TOTAL MUNICIPAL BONDS (Cost $313,186,883)		268,751,067

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029) (a)	24,450,000	25,240,370
6.25%, 05/23/2033 (Callable 02/23/2033) (a)	7,000,000	7,491,468
5.95%, 04/22/2034 (Callable 01/22/2034) (a)	10,900,000	11,387,912
4.75%, 10/13/2035 (Callable 04/13/2035) (a)	10,000,000	9,734,233
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)	5,000,000	4,559,720
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	1,005,000	960,853
6.70%, 02/16/2032 (Callable 11/16/2031)	31,343,000	30,674,776
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $87,617,596)		90,049,332

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (i)	882,836,752	882,836,752
TOTAL MONEY MARKET FUNDS (Cost $882,836,752)		882,836,752

TOTAL INVESTMENTS - 100.6% (Cost $46,409,835,686)		44,952,350,908
Liabilities in Excess of Other Assets - (0.6)%		(261,281,477)
TOTAL NET ASSETS - 100.0%		$44,691,069,431

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PCA - Pollution Control Authority
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $11,892,857,543 or 26.6% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(e)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(f)	Zero coupon bonds make no periodic interest payments.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $2,685,495 or 0.0% of net assets.
(i)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Core Plus Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$20,998,447,027	$–	$20,998,447,027
U.S. Treasury Securities	–	10,641,463,899	–	10,641,463,899
Agency Residential Mortgage-Backed Securities	–	6,384,774,437	–	6,384,774,437
Non-Agency Residential Mortgage-Backed Securities	–	2,442,146,170	–	2,442,146,170
Non-Agency Commercial Mortgage-Backed Securities	–	2,068,477,970	–	2,068,477,970
Asset-Backed Securities	–	891,317,834	–	891,317,834
Agency Commercial Mortgage-Backed Securities	–	284,086,420	–	284,086,420
Municipal Bonds	–	268,751,067	–	268,751,067
Other Government Related Securities	–	90,049,332	–	90,049,332
Money Market Funds	882,836,752	–	–	882,836,752
Total Investments	$882,836,752	$44,069,514,156	$–	$44,952,350,908

Refer to the Schedule of Investments for further disaggregation of investment categories.